UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1796

Fidelity Destiny Portfolios
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Diversified Stock Fund
Class A

June 30, 2011

1.818358.106

DESIN-QTLY-0811

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
CONSUMER DISCRETIONARY - 8.5%
Distributors - 0.3%
Li & Fung Ltd.	2,000,000	$ 3,983,680
Hotels, Restaurants & Leisure - 1.0%
Denny's Corp. (a)	1,500,000	5,820,000
McCormick & Schmick's Seafood Restaurants (a)	34,777	298,735
Ruth's Hospitality Group, Inc. (a)	800,000	4,488,000
Sonic Corp. (a)	175,000	1,860,250
Yum! Brands, Inc.	100,000	5,524,000
		17,990,985
Household Durables - 0.6%
iRobot Corp. (a)	50,000	1,764,500
KB Home (d)	500,000	4,890,000
NVR, Inc. (a)	5,500	3,990,140
		10,644,640
Media - 3.3%
Comcast Corp. Class A	950,000	24,073,000
The Walt Disney Co.	400,000	15,616,000
Time Warner, Inc.	500,000	18,185,000
		57,874,000
Multiline Retail - 1.1%
Dollar General Corp. (a)	150,000	5,083,500
Target Corp.	300,000	14,073,000
		19,156,500
Specialty Retail - 2.1%
Best Buy Co., Inc.	325,000	10,208,250
Citi Trends, Inc. (a)	77,685	1,171,490
Lowe's Companies, Inc.	550,000	12,820,500
Sonic Automotive, Inc. Class A (sub. vtg.) (d)	350,000	5,127,500
Staples, Inc.	400,000	6,320,000
Talbots, Inc. (a)(d)	500,000	1,670,000
		37,317,740
Textiles, Apparel & Luxury Goods - 0.1%
Arezzo Industria e Comercio SA	100,000	1,399,654
TOTAL CONSUMER DISCRETIONARY		148,367,199
CONSUMER STAPLES - 11.5%
Beverages - 3.5%
PepsiCo, Inc.	500,000	35,215,000
The Coca-Cola Co.	400,000	26,916,000
		62,131,000
Food & Staples Retailing - 2.3%
CVS Caremark Corp.	500,000	18,790,000
Drogasil SA	375,000	2,558,292
Wal-Mart Stores, Inc.	350,000	18,599,000
		39,947,292
Food Products - 1.8%
Archer Daniels Midland Co.	225,000	6,783,750

	Shares	Value
Danone	175,000	$ 13,058,139
Unilever NV unit	375,000	12,318,750
		32,160,639
Household Products - 2.9%
Colgate-Palmolive Co.	275,000	24,037,750
Procter & Gamble Co.	350,000	22,249,500
Reckitt Benckiser Group PLC	75,000	4,140,642
		50,427,892
Personal Products - 0.3%
Nu Skin Enterprises, Inc. Class A	150,000	5,632,500
Tobacco - 0.7%
British American Tobacco PLC sponsored ADR	135,000	11,880,000
TOTAL CONSUMER STAPLES		202,179,323
ENERGY - 12.0%
Energy Equipment & Services - 0.9%
Noble Corp.	250,000	9,852,500
Weatherford International Ltd. (a)	250,000	4,687,500
Xtreme Coil Drilling Corp. (a)	150,000	648,590
		15,188,590
Oil, Gas & Consumable Fuels - 11.1%
Amyris, Inc.	175,000	4,915,750
Apache Corp.	75,000	9,254,250
BPZ Energy, Inc. (a)(d)	400,000	1,312,000
Canadian Natural Resources Ltd.	100,000	4,192,244
Chevron Corp.	525,000	53,991,000
Clean Energy Fuels Corp. (a)(d)	175,000	2,301,250
Daylight Energy Ltd. (d)	750,000	7,271,360
Exxon Mobil Corp.	900,000	73,242,000
Magnum Hunter Resources Corp. (a)	125,000	845,000
PetroBakken Energy Ltd. Class A (d)	200,000	2,745,749
Petrobank Energy & Resources Ltd. (a)	200,000	2,936,541
Plains Exploration & Production Co. (a)	150,000	5,718,000
QEP Resources, Inc.	150,000	6,274,500
Royal Dutch Shell PLC Class A sponsored ADR	80,000	5,690,400
Solazyme, Inc.	22,300	512,231
Suncor Energy, Inc.	275,000	10,778,723
Whiting Petroleum Corp. (a)	50,000	2,845,500
		194,826,498
TOTAL ENERGY		210,015,088
FINANCIALS - 18.9%
Capital Markets - 2.0%
Ashmore Group PLC	1,000,000	6,393,922
Bank of New York Mellon Corp.	375,000	9,607,500
KKR & Co. LP	200,000	3,264,000
Morgan Stanley	700,000	16,107,000
		35,372,422
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - 6.2%
Alliance Financial Corp.	200,000	$ 6,106,000
BB&T Corp.	500,000	13,420,000
M&T Bank Corp.	125,000	10,993,750
PNC Financial Services Group, Inc.	100,000	5,961,000
Regions Financial Corp.	1,000,000	6,200,000
SunTrust Banks, Inc.	150,000	3,870,000
Webster Financial Corp.	50,000	1,051,000
Wells Fargo & Co.	2,150,000	60,329,000
		107,930,750
Diversified Financial Services - 7.1%
Bank of America Corp.	1,425,000	15,618,000
Citigroup, Inc.	375,000	15,615,000
JPMorgan Chase & Co.	1,800,000	73,691,997
KKR Financial Holdings LLC	2,000,000	19,620,000
		124,544,997
Insurance - 2.9%
ACE Ltd.	125,000	8,227,500
Allstate Corp.	275,000	8,395,750
Brasil Insurance Participacoes e Administracao SA	1,500	1,873,679
Fidelity National Financial, Inc. Class A	200,000	3,148,000
Genworth Financial, Inc. Class A (a)	500,000	5,140,000
Hanover Insurance Group, Inc.	100,000	3,771,000
Lincoln National Corp.	375,000	10,683,750
RenaissanceRe Holdings Ltd.	150,000	10,492,500
		51,732,179
Thrifts & Mortgage Finance - 0.7%
First Niagara Financial Group, Inc.	250,000	3,300,000
MGIC Investment Corp. (a)	305,100	1,815,345
Radian Group, Inc.	1,767,900	7,478,217
		12,593,562
TOTAL FINANCIALS		332,173,910
HEALTH CARE - 11.4%
Biotechnology - 2.2%
Alnylam Pharmaceuticals, Inc. (a)	150,000	1,405,500
Amgen, Inc. (a)	205,000	11,961,750
Anacor Pharmaceuticals, Inc. (d)	150,000	969,000
BioMarin Pharmaceutical, Inc. (a)	37,500	1,020,375
Gilead Sciences, Inc. (a)	350,000	14,493,500
PDL BioPharma, Inc.	700,000	4,109,000
SIGA Technologies, Inc. (a)(d)	300,000	2,922,000
Vertex Pharmaceuticals, Inc. (a)	40,000	2,079,600
		38,960,725
Health Care Equipment & Supplies - 0.2%
SonoSite, Inc. (a)	75,000	2,637,750
Health Care Providers & Services - 3.3%
Emeritus Corp. (a)	153,372	3,259,155

	Shares	Value
Express Scripts, Inc. (a)	150,000	$ 8,097,000
McKesson Corp.	250,000	20,912,500
Medco Health Solutions, Inc. (a)	275,000	15,543,000
Quest Diagnostics, Inc.	50,000	2,955,000
WellPoint, Inc.	100,000	7,877,000
		58,643,655
Health Care Technology - 0.1%
SXC Health Solutions Corp. (a)	40,000	2,362,920
Life Sciences Tools & Services - 0.1%
Pacific Biosciences of California, Inc. (d)	100,000	1,170,000
Pharmaceuticals - 5.5%
Abbott Laboratories	125,000	6,577,500
Auxilium Pharmaceuticals, Inc. (a)	50,000	980,000
Elan Corp. PLC sponsored ADR (a)	325,000	3,695,250
GlaxoSmithKline PLC sponsored ADR	350,000	15,015,000
Merck & Co., Inc.	700,000	24,703,000
Pfizer, Inc.	1,425,000	29,355,000
Roche Holding AG (participation certificate)	75,000	12,552,040
XenoPort, Inc. (a)	490,900	3,495,208
		96,372,998
TOTAL HEALTH CARE		200,148,048
INDUSTRIALS - 6.4%
Aerospace & Defense - 1.6%
Honeywell International, Inc.	250,000	14,897,500
Lockheed Martin Corp.	50,000	4,048,500
United Technologies Corp.	100,000	8,851,000
		27,797,000
Airlines - 0.2%
Delta Air Lines, Inc. (a)	450,000	4,126,500
Building Products - 1.2%
Lennox International, Inc.	175,000	7,537,250
Masco Corp.	375,000	4,511,250
Owens Corning (a)	225,000	8,403,750
Quanex Building Products Corp.	50,000	819,500
		21,271,750
Commercial Services & Supplies - 0.7%
Covanta Holding Corp.	400,000	6,596,000
EnerNOC, Inc. (a)(d)	150,000	2,361,000
Standard Parking Corp. (a)	202,702	3,237,151
		12,194,151
Construction & Engineering - 0.3%
Quanta Services, Inc. (a)	300,000	6,060,000
Electrical Equipment - 0.4%
Alstom SA (d)	75,000	4,625,007
Polypore International, Inc. (a)	25,000	1,696,000
		6,321,007
Machinery - 0.7%
Ingersoll-Rand Co. Ltd.	275,000	12,487,750
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - 0.7%
Acacia Research Corp. - Acacia Technologies (a)	300,000	$ 11,007,000
RPX Corp.	19,200	538,176
SFN Group, Inc. (a)	150,000	1,363,500
		12,908,676
Road & Rail - 0.6%
CSX Corp.	200,000	5,244,000
Swift Transporation Co.	325,000	4,403,750
		9,647,750
TOTAL INDUSTRIALS		112,814,584
INFORMATION TECHNOLOGY - 26.2%
Communications Equipment - 3.3%
Cisco Systems, Inc.	3,450,000	53,854,500
Juniper Networks, Inc. (a)	150,000	4,725,000
		58,579,500
Computers & Peripherals - 4.8%
Apple, Inc. (a)	190,000	63,777,300
Hewlett-Packard Co.	550,000	20,020,000
		83,797,300
Electronic Equipment & Components - 2.8%
Coretronic Corp.	2,250,000	3,543,153
Corning, Inc.	2,000,000	36,300,000
Everlight Electronics Co. Ltd.	1,250,000	3,346,528
Fabrinet (a)	250,000	6,070,000
		49,259,681
Internet Software & Services - 4.5%
Akamai Technologies, Inc. (a)	150,000	4,720,500
eBay, Inc. (a)	325,000	10,487,750
Google, Inc. Class A (a)	110,000	55,701,800
SciQuest, Inc. (d)	475,000	8,117,750
		79,027,800
IT Services - 7.3%
Cognizant Technology Solutions Corp. Class A (a)	100,000	7,334,000
International Business Machines Corp.	230,000	39,456,500
MasterCard, Inc. Class A	100,000	30,134,000
Paychex, Inc.	650,000	19,968,000
Visa, Inc. Class A	375,000	31,597,500
		128,490,000
Semiconductors & Semiconductor Equipment - 2.2%
Ceva, Inc. (a)	100,000	3,046,000
KLA-Tencor Corp.	125,000	5,060,000

	Shares	Value
Lam Research Corp. (a)	75,000	$ 3,321,000
Siliconware Precision Industries Co. Ltd. sponsored ADR (d)	1,500,000	9,330,000
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,400,000	17,654,000
		38,411,000
Software - 1.3%
Autonomy Corp. PLC (a)	550,000	15,067,604
Nuance Communications, Inc. (a)	325,000	6,977,750
		22,045,354
TOTAL INFORMATION TECHNOLOGY		459,610,635
MATERIALS - 1.6%
Chemicals - 0.8%
Ecolab, Inc.	250,000	14,095,000
Metals & Mining - 0.8%
Gem Diamonds Ltd. (a)	1,000,000	3,680,036
Nucor Corp.	200,000	8,244,000
United States Steel Corp.	50,000	2,302,000
		14,226,036
TOTAL MATERIALS		28,321,036
TELECOMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
China Mobile (Hong Kong) Ltd. sponsored ADR	75,000	3,508,500
Sprint Nextel Corp. (a)	750,000	4,042,500
		7,551,000
UTILITIES - 0.5%
Electric Utilities - 0.2%
Entergy Corp.	50,000	3,414,000
Independent Power Producers & Energy Traders - 0.3%
NRG Energy, Inc. (a)	200,000	4,916,000
TOTAL UTILITIES		8,330,000
TOTAL COMMON STOCKS (Cost $1,663,666,673)		1,709,510,823
Nonconvertible Preferred Stocks - 2.3%

CONSUMER DISCRETIONARY - 2.3%
Automobiles - 2.3%
Porsche Automobil Holding SE (Germany)	299,950	23,795,457
Volkswagen AG	85,000	17,548,268
		41,343,725
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $29,187,315)		41,343,725
Money Market Funds - 2.9%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	21,623,172	$ 21,623,172
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	28,662,858	28,662,858
TOTAL MONEY MARKET FUNDS (Cost $50,286,030)		50,286,030
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $1,743,140,018)	1,801,140,578
NET OTHER ASSETS (LIABILITIES) - (2.6)%	(45,276,074)
NET ASSETS - 100%	$ 1,755,864,504
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 30,874
Fidelity Securities Lending Cash Central Fund	233,390
Total	$ 264,264
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
McCormick & Schmick's Seafood Restaurants	$ 7,002,000	$ 1,791,991	$ 9,407,992	$ -	$ -
Other Information

The following is a summary of the inputs used, as of June 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 189,710,924	$ 189,710,924	$ -	$ -
Consumer Staples	202,179,323	202,179,323	-	-
Energy	210,015,088	210,015,088	-	-
Financials	332,173,910	332,173,910	-	-
Health Care	200,148,048	200,148,048	-	-
Industrials	112,814,584	112,814,584	-	-
Information Technology	459,610,635	459,610,635	-	-
Materials	28,321,036	28,321,036	-	-
Telecommunication Services	7,551,000	7,551,000	-	-
Utilities	8,330,000	8,330,000	-	-
Money Market Funds	50,286,030	50,286,030	-	-
Total Investments in Securities:	$ 1,801,140,578	$ 1,801,140,578	$ -	$ -
The following is a reconciliation of Investment in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	(118,855)
Total Unrealized Gain (Loss)	118,855
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out to Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At June 30, 2011, the cost of investment securities for income tax purposes was $1,757,986,309. Net unrealized appreciation aggregated $43,154,269, of which $204,605,110 related to appreciated investment securities and $161,450,841 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Diversified Stock Fund

Class A
Class T
Class B
Class C
Institutional Class

June 30, 2011

1.833433.105

ADESI-QTLY-0811

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
CONSUMER DISCRETIONARY - 8.5%
Distributors - 0.3%
Li & Fung Ltd.	2,000,000	$ 3,983,680
Hotels, Restaurants & Leisure - 1.0%
Denny's Corp. (a)	1,500,000	5,820,000
McCormick & Schmick's Seafood Restaurants (a)	34,777	298,735
Ruth's Hospitality Group, Inc. (a)	800,000	4,488,000
Sonic Corp. (a)	175,000	1,860,250
Yum! Brands, Inc.	100,000	5,524,000
		17,990,985
Household Durables - 0.6%
iRobot Corp. (a)	50,000	1,764,500
KB Home (d)	500,000	4,890,000
NVR, Inc. (a)	5,500	3,990,140
		10,644,640
Media - 3.3%
Comcast Corp. Class A	950,000	24,073,000
The Walt Disney Co.	400,000	15,616,000
Time Warner, Inc.	500,000	18,185,000
		57,874,000
Multiline Retail - 1.1%
Dollar General Corp. (a)	150,000	5,083,500
Target Corp.	300,000	14,073,000
		19,156,500
Specialty Retail - 2.1%
Best Buy Co., Inc.	325,000	10,208,250
Citi Trends, Inc. (a)	77,685	1,171,490
Lowe's Companies, Inc.	550,000	12,820,500
Sonic Automotive, Inc. Class A (sub. vtg.) (d)	350,000	5,127,500
Staples, Inc.	400,000	6,320,000
Talbots, Inc. (a)(d)	500,000	1,670,000
		37,317,740
Textiles, Apparel & Luxury Goods - 0.1%
Arezzo Industria e Comercio SA	100,000	1,399,654
TOTAL CONSUMER DISCRETIONARY		148,367,199
CONSUMER STAPLES - 11.5%
Beverages - 3.5%
PepsiCo, Inc.	500,000	35,215,000
The Coca-Cola Co.	400,000	26,916,000
		62,131,000
Food & Staples Retailing - 2.3%
CVS Caremark Corp.	500,000	18,790,000
Drogasil SA	375,000	2,558,292
Wal-Mart Stores, Inc.	350,000	18,599,000
		39,947,292
Food Products - 1.8%
Archer Daniels Midland Co.	225,000	6,783,750

	Shares	Value
Danone	175,000	$ 13,058,139
Unilever NV unit	375,000	12,318,750
		32,160,639
Household Products - 2.9%
Colgate-Palmolive Co.	275,000	24,037,750
Procter & Gamble Co.	350,000	22,249,500
Reckitt Benckiser Group PLC	75,000	4,140,642
		50,427,892
Personal Products - 0.3%
Nu Skin Enterprises, Inc. Class A	150,000	5,632,500
Tobacco - 0.7%
British American Tobacco PLC sponsored ADR	135,000	11,880,000
TOTAL CONSUMER STAPLES		202,179,323
ENERGY - 12.0%
Energy Equipment & Services - 0.9%
Noble Corp.	250,000	9,852,500
Weatherford International Ltd. (a)	250,000	4,687,500
Xtreme Coil Drilling Corp. (a)	150,000	648,590
		15,188,590
Oil, Gas & Consumable Fuels - 11.1%
Amyris, Inc.	175,000	4,915,750
Apache Corp.	75,000	9,254,250
BPZ Energy, Inc. (a)(d)	400,000	1,312,000
Canadian Natural Resources Ltd.	100,000	4,192,244
Chevron Corp.	525,000	53,991,000
Clean Energy Fuels Corp. (a)(d)	175,000	2,301,250
Daylight Energy Ltd. (d)	750,000	7,271,360
Exxon Mobil Corp.	900,000	73,242,000
Magnum Hunter Resources Corp. (a)	125,000	845,000
PetroBakken Energy Ltd. Class A (d)	200,000	2,745,749
Petrobank Energy & Resources Ltd. (a)	200,000	2,936,541
Plains Exploration & Production Co. (a)	150,000	5,718,000
QEP Resources, Inc.	150,000	6,274,500
Royal Dutch Shell PLC Class A sponsored ADR	80,000	5,690,400
Solazyme, Inc.	22,300	512,231
Suncor Energy, Inc.	275,000	10,778,723
Whiting Petroleum Corp. (a)	50,000	2,845,500
		194,826,498
TOTAL ENERGY		210,015,088
FINANCIALS - 18.9%
Capital Markets - 2.0%
Ashmore Group PLC	1,000,000	6,393,922
Bank of New York Mellon Corp.	375,000	9,607,500
KKR & Co. LP	200,000	3,264,000
Morgan Stanley	700,000	16,107,000
		35,372,422
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - 6.2%
Alliance Financial Corp.	200,000	$ 6,106,000
BB&T Corp.	500,000	13,420,000
M&T Bank Corp.	125,000	10,993,750
PNC Financial Services Group, Inc.	100,000	5,961,000
Regions Financial Corp.	1,000,000	6,200,000
SunTrust Banks, Inc.	150,000	3,870,000
Webster Financial Corp.	50,000	1,051,000
Wells Fargo & Co.	2,150,000	60,329,000
		107,930,750
Diversified Financial Services - 7.1%
Bank of America Corp.	1,425,000	15,618,000
Citigroup, Inc.	375,000	15,615,000
JPMorgan Chase & Co.	1,800,000	73,691,997
KKR Financial Holdings LLC	2,000,000	19,620,000
		124,544,997
Insurance - 2.9%
ACE Ltd.	125,000	8,227,500
Allstate Corp.	275,000	8,395,750
Brasil Insurance Participacoes e Administracao SA	1,500	1,873,679
Fidelity National Financial, Inc. Class A	200,000	3,148,000
Genworth Financial, Inc. Class A (a)	500,000	5,140,000
Hanover Insurance Group, Inc.	100,000	3,771,000
Lincoln National Corp.	375,000	10,683,750
RenaissanceRe Holdings Ltd.	150,000	10,492,500
		51,732,179
Thrifts & Mortgage Finance - 0.7%
First Niagara Financial Group, Inc.	250,000	3,300,000
MGIC Investment Corp. (a)	305,100	1,815,345
Radian Group, Inc.	1,767,900	7,478,217
		12,593,562
TOTAL FINANCIALS		332,173,910
HEALTH CARE - 11.4%
Biotechnology - 2.2%
Alnylam Pharmaceuticals, Inc. (a)	150,000	1,405,500
Amgen, Inc. (a)	205,000	11,961,750
Anacor Pharmaceuticals, Inc. (d)	150,000	969,000
BioMarin Pharmaceutical, Inc. (a)	37,500	1,020,375
Gilead Sciences, Inc. (a)	350,000	14,493,500
PDL BioPharma, Inc.	700,000	4,109,000
SIGA Technologies, Inc. (a)(d)	300,000	2,922,000
Vertex Pharmaceuticals, Inc. (a)	40,000	2,079,600
		38,960,725
Health Care Equipment & Supplies - 0.2%
SonoSite, Inc. (a)	75,000	2,637,750
Health Care Providers & Services - 3.3%
Emeritus Corp. (a)	153,372	3,259,155

	Shares	Value
Express Scripts, Inc. (a)	150,000	$ 8,097,000
McKesson Corp.	250,000	20,912,500
Medco Health Solutions, Inc. (a)	275,000	15,543,000
Quest Diagnostics, Inc.	50,000	2,955,000
WellPoint, Inc.	100,000	7,877,000
		58,643,655
Health Care Technology - 0.1%
SXC Health Solutions Corp. (a)	40,000	2,362,920
Life Sciences Tools & Services - 0.1%
Pacific Biosciences of California, Inc. (d)	100,000	1,170,000
Pharmaceuticals - 5.5%
Abbott Laboratories	125,000	6,577,500
Auxilium Pharmaceuticals, Inc. (a)	50,000	980,000
Elan Corp. PLC sponsored ADR (a)	325,000	3,695,250
GlaxoSmithKline PLC sponsored ADR	350,000	15,015,000
Merck & Co., Inc.	700,000	24,703,000
Pfizer, Inc.	1,425,000	29,355,000
Roche Holding AG (participation certificate)	75,000	12,552,040
XenoPort, Inc. (a)	490,900	3,495,208
		96,372,998
TOTAL HEALTH CARE		200,148,048
INDUSTRIALS - 6.4%
Aerospace & Defense - 1.6%
Honeywell International, Inc.	250,000	14,897,500
Lockheed Martin Corp.	50,000	4,048,500
United Technologies Corp.	100,000	8,851,000
		27,797,000
Airlines - 0.2%
Delta Air Lines, Inc. (a)	450,000	4,126,500
Building Products - 1.2%
Lennox International, Inc.	175,000	7,537,250
Masco Corp.	375,000	4,511,250
Owens Corning (a)	225,000	8,403,750
Quanex Building Products Corp.	50,000	819,500
		21,271,750
Commercial Services & Supplies - 0.7%
Covanta Holding Corp.	400,000	6,596,000
EnerNOC, Inc. (a)(d)	150,000	2,361,000
Standard Parking Corp. (a)	202,702	3,237,151
		12,194,151
Construction & Engineering - 0.3%
Quanta Services, Inc. (a)	300,000	6,060,000
Electrical Equipment - 0.4%
Alstom SA (d)	75,000	4,625,007
Polypore International, Inc. (a)	25,000	1,696,000
		6,321,007
Machinery - 0.7%
Ingersoll-Rand Co. Ltd.	275,000	12,487,750
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - 0.7%
Acacia Research Corp. - Acacia Technologies (a)	300,000	$ 11,007,000
RPX Corp.	19,200	538,176
SFN Group, Inc. (a)	150,000	1,363,500
		12,908,676
Road & Rail - 0.6%
CSX Corp.	200,000	5,244,000
Swift Transporation Co.	325,000	4,403,750
		9,647,750
TOTAL INDUSTRIALS		112,814,584
INFORMATION TECHNOLOGY - 26.2%
Communications Equipment - 3.3%
Cisco Systems, Inc.	3,450,000	53,854,500
Juniper Networks, Inc. (a)	150,000	4,725,000
		58,579,500
Computers & Peripherals - 4.8%
Apple, Inc. (a)	190,000	63,777,300
Hewlett-Packard Co.	550,000	20,020,000
		83,797,300
Electronic Equipment & Components - 2.8%
Coretronic Corp.	2,250,000	3,543,153
Corning, Inc.	2,000,000	36,300,000
Everlight Electronics Co. Ltd.	1,250,000	3,346,528
Fabrinet (a)	250,000	6,070,000
		49,259,681
Internet Software & Services - 4.5%
Akamai Technologies, Inc. (a)	150,000	4,720,500
eBay, Inc. (a)	325,000	10,487,750
Google, Inc. Class A (a)	110,000	55,701,800
SciQuest, Inc. (d)	475,000	8,117,750
		79,027,800
IT Services - 7.3%
Cognizant Technology Solutions Corp. Class A (a)	100,000	7,334,000
International Business Machines Corp.	230,000	39,456,500
MasterCard, Inc. Class A	100,000	30,134,000
Paychex, Inc.	650,000	19,968,000
Visa, Inc. Class A	375,000	31,597,500
		128,490,000
Semiconductors & Semiconductor Equipment - 2.2%
Ceva, Inc. (a)	100,000	3,046,000
KLA-Tencor Corp.	125,000	5,060,000

	Shares	Value
Lam Research Corp. (a)	75,000	$ 3,321,000
Siliconware Precision Industries Co. Ltd. sponsored ADR (d)	1,500,000	9,330,000
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,400,000	17,654,000
		38,411,000
Software - 1.3%
Autonomy Corp. PLC (a)	550,000	15,067,604
Nuance Communications, Inc. (a)	325,000	6,977,750
		22,045,354
TOTAL INFORMATION TECHNOLOGY		459,610,635
MATERIALS - 1.6%
Chemicals - 0.8%
Ecolab, Inc.	250,000	14,095,000
Metals & Mining - 0.8%
Gem Diamonds Ltd. (a)	1,000,000	3,680,036
Nucor Corp.	200,000	8,244,000
United States Steel Corp.	50,000	2,302,000
		14,226,036
TOTAL MATERIALS		28,321,036
TELECOMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
China Mobile (Hong Kong) Ltd. sponsored ADR	75,000	3,508,500
Sprint Nextel Corp. (a)	750,000	4,042,500
		7,551,000
UTILITIES - 0.5%
Electric Utilities - 0.2%
Entergy Corp.	50,000	3,414,000
Independent Power Producers & Energy Traders - 0.3%
NRG Energy, Inc. (a)	200,000	4,916,000
TOTAL UTILITIES		8,330,000
TOTAL COMMON STOCKS (Cost $1,663,666,673)		1,709,510,823
Nonconvertible Preferred Stocks - 2.3%

CONSUMER DISCRETIONARY - 2.3%
Automobiles - 2.3%
Porsche Automobil Holding SE (Germany)	299,950	23,795,457
Volkswagen AG	85,000	17,548,268
		41,343,725
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $29,187,315)		41,343,725
Money Market Funds - 2.9%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	21,623,172	$ 21,623,172
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	28,662,858	28,662,858
TOTAL MONEY MARKET FUNDS (Cost $50,286,030)		50,286,030
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $1,743,140,018)	1,801,140,578
NET OTHER ASSETS (LIABILITIES) - (2.6)%	(45,276,074)
NET ASSETS - 100%	$ 1,755,864,504
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 30,874
Fidelity Securities Lending Cash Central Fund	233,390
Total	$ 264,264
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
McCormick & Schmick's Seafood Restaurants	$ 7,002,000	$ 1,791,991	$ 9,407,992	$ -	$ -
Other Information

The following is a summary of the inputs used, as of June 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 189,710,924	$ 189,710,924	$ -	$ -
Consumer Staples	202,179,323	202,179,323	-	-
Energy	210,015,088	210,015,088	-	-
Financials	332,173,910	332,173,910	-	-
Health Care	200,148,048	200,148,048	-	-
Industrials	112,814,584	112,814,584	-	-
Information Technology	459,610,635	459,610,635	-	-
Materials	28,321,036	28,321,036	-	-
Telecommunication Services	7,551,000	7,551,000	-	-
Utilities	8,330,000	8,330,000	-	-
Money Market Funds	50,286,030	50,286,030	-	-
Total Investments in Securities:	$ 1,801,140,578	$ 1,801,140,578	$ -	$ -
The following is a reconciliation of Investment in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	(118,855)
Total Unrealized Gain (Loss)	118,855
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out to Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At June 30, 2011, the cost of investment securities for income tax purposes was $1,757,986,309. Net unrealized appreciation aggregated $43,154,269, of which $204,605,110 related to appreciated investment securities and $161,450,841 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Diversified Stock Fund
Class O

June 30, 2011

1.804792.107

DESIO-QTLY-0811

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
CONSUMER DISCRETIONARY - 8.5%
Distributors - 0.3%
Li & Fung Ltd.	2,000,000	$ 3,983,680
Hotels, Restaurants & Leisure - 1.0%
Denny's Corp. (a)	1,500,000	5,820,000
McCormick & Schmick's Seafood Restaurants (a)	34,777	298,735
Ruth's Hospitality Group, Inc. (a)	800,000	4,488,000
Sonic Corp. (a)	175,000	1,860,250
Yum! Brands, Inc.	100,000	5,524,000
		17,990,985
Household Durables - 0.6%
iRobot Corp. (a)	50,000	1,764,500
KB Home (d)	500,000	4,890,000
NVR, Inc. (a)	5,500	3,990,140
		10,644,640
Media - 3.3%
Comcast Corp. Class A	950,000	24,073,000
The Walt Disney Co.	400,000	15,616,000
Time Warner, Inc.	500,000	18,185,000
		57,874,000
Multiline Retail - 1.1%
Dollar General Corp. (a)	150,000	5,083,500
Target Corp.	300,000	14,073,000
		19,156,500
Specialty Retail - 2.1%
Best Buy Co., Inc.	325,000	10,208,250
Citi Trends, Inc. (a)	77,685	1,171,490
Lowe's Companies, Inc.	550,000	12,820,500
Sonic Automotive, Inc. Class A (sub. vtg.) (d)	350,000	5,127,500
Staples, Inc.	400,000	6,320,000
Talbots, Inc. (a)(d)	500,000	1,670,000
		37,317,740
Textiles, Apparel & Luxury Goods - 0.1%
Arezzo Industria e Comercio SA	100,000	1,399,654
TOTAL CONSUMER DISCRETIONARY		148,367,199
CONSUMER STAPLES - 11.5%
Beverages - 3.5%
PepsiCo, Inc.	500,000	35,215,000
The Coca-Cola Co.	400,000	26,916,000
		62,131,000
Food & Staples Retailing - 2.3%
CVS Caremark Corp.	500,000	18,790,000
Drogasil SA	375,000	2,558,292
Wal-Mart Stores, Inc.	350,000	18,599,000
		39,947,292
Food Products - 1.8%
Archer Daniels Midland Co.	225,000	6,783,750

	Shares	Value
Danone	175,000	$ 13,058,139
Unilever NV unit	375,000	12,318,750
		32,160,639
Household Products - 2.9%
Colgate-Palmolive Co.	275,000	24,037,750
Procter & Gamble Co.	350,000	22,249,500
Reckitt Benckiser Group PLC	75,000	4,140,642
		50,427,892
Personal Products - 0.3%
Nu Skin Enterprises, Inc. Class A	150,000	5,632,500
Tobacco - 0.7%
British American Tobacco PLC sponsored ADR	135,000	11,880,000
TOTAL CONSUMER STAPLES		202,179,323
ENERGY - 12.0%
Energy Equipment & Services - 0.9%
Noble Corp.	250,000	9,852,500
Weatherford International Ltd. (a)	250,000	4,687,500
Xtreme Coil Drilling Corp. (a)	150,000	648,590
		15,188,590
Oil, Gas & Consumable Fuels - 11.1%
Amyris, Inc.	175,000	4,915,750
Apache Corp.	75,000	9,254,250
BPZ Energy, Inc. (a)(d)	400,000	1,312,000
Canadian Natural Resources Ltd.	100,000	4,192,244
Chevron Corp.	525,000	53,991,000
Clean Energy Fuels Corp. (a)(d)	175,000	2,301,250
Daylight Energy Ltd. (d)	750,000	7,271,360
Exxon Mobil Corp.	900,000	73,242,000
Magnum Hunter Resources Corp. (a)	125,000	845,000
PetroBakken Energy Ltd. Class A (d)	200,000	2,745,749
Petrobank Energy & Resources Ltd. (a)	200,000	2,936,541
Plains Exploration & Production Co. (a)	150,000	5,718,000
QEP Resources, Inc.	150,000	6,274,500
Royal Dutch Shell PLC Class A sponsored ADR	80,000	5,690,400
Solazyme, Inc.	22,300	512,231
Suncor Energy, Inc.	275,000	10,778,723
Whiting Petroleum Corp. (a)	50,000	2,845,500
		194,826,498
TOTAL ENERGY		210,015,088
FINANCIALS - 18.9%
Capital Markets - 2.0%
Ashmore Group PLC	1,000,000	6,393,922
Bank of New York Mellon Corp.	375,000	9,607,500
KKR & Co. LP	200,000	3,264,000
Morgan Stanley	700,000	16,107,000
		35,372,422
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - 6.2%
Alliance Financial Corp.	200,000	$ 6,106,000
BB&T Corp.	500,000	13,420,000
M&T Bank Corp.	125,000	10,993,750
PNC Financial Services Group, Inc.	100,000	5,961,000
Regions Financial Corp.	1,000,000	6,200,000
SunTrust Banks, Inc.	150,000	3,870,000
Webster Financial Corp.	50,000	1,051,000
Wells Fargo & Co.	2,150,000	60,329,000
		107,930,750
Diversified Financial Services - 7.1%
Bank of America Corp.	1,425,000	15,618,000
Citigroup, Inc.	375,000	15,615,000
JPMorgan Chase & Co.	1,800,000	73,691,997
KKR Financial Holdings LLC	2,000,000	19,620,000
		124,544,997
Insurance - 2.9%
ACE Ltd.	125,000	8,227,500
Allstate Corp.	275,000	8,395,750
Brasil Insurance Participacoes e Administracao SA	1,500	1,873,679
Fidelity National Financial, Inc. Class A	200,000	3,148,000
Genworth Financial, Inc. Class A (a)	500,000	5,140,000
Hanover Insurance Group, Inc.	100,000	3,771,000
Lincoln National Corp.	375,000	10,683,750
RenaissanceRe Holdings Ltd.	150,000	10,492,500
		51,732,179
Thrifts & Mortgage Finance - 0.7%
First Niagara Financial Group, Inc.	250,000	3,300,000
MGIC Investment Corp. (a)	305,100	1,815,345
Radian Group, Inc.	1,767,900	7,478,217
		12,593,562
TOTAL FINANCIALS		332,173,910
HEALTH CARE - 11.4%
Biotechnology - 2.2%
Alnylam Pharmaceuticals, Inc. (a)	150,000	1,405,500
Amgen, Inc. (a)	205,000	11,961,750
Anacor Pharmaceuticals, Inc. (d)	150,000	969,000
BioMarin Pharmaceutical, Inc. (a)	37,500	1,020,375
Gilead Sciences, Inc. (a)	350,000	14,493,500
PDL BioPharma, Inc.	700,000	4,109,000
SIGA Technologies, Inc. (a)(d)	300,000	2,922,000
Vertex Pharmaceuticals, Inc. (a)	40,000	2,079,600
		38,960,725
Health Care Equipment & Supplies - 0.2%
SonoSite, Inc. (a)	75,000	2,637,750
Health Care Providers & Services - 3.3%
Emeritus Corp. (a)	153,372	3,259,155

	Shares	Value
Express Scripts, Inc. (a)	150,000	$ 8,097,000
McKesson Corp.	250,000	20,912,500
Medco Health Solutions, Inc. (a)	275,000	15,543,000
Quest Diagnostics, Inc.	50,000	2,955,000
WellPoint, Inc.	100,000	7,877,000
		58,643,655
Health Care Technology - 0.1%
SXC Health Solutions Corp. (a)	40,000	2,362,920
Life Sciences Tools & Services - 0.1%
Pacific Biosciences of California, Inc. (d)	100,000	1,170,000
Pharmaceuticals - 5.5%
Abbott Laboratories	125,000	6,577,500
Auxilium Pharmaceuticals, Inc. (a)	50,000	980,000
Elan Corp. PLC sponsored ADR (a)	325,000	3,695,250
GlaxoSmithKline PLC sponsored ADR	350,000	15,015,000
Merck & Co., Inc.	700,000	24,703,000
Pfizer, Inc.	1,425,000	29,355,000
Roche Holding AG (participation certificate)	75,000	12,552,040
XenoPort, Inc. (a)	490,900	3,495,208
		96,372,998
TOTAL HEALTH CARE		200,148,048
INDUSTRIALS - 6.4%
Aerospace & Defense - 1.6%
Honeywell International, Inc.	250,000	14,897,500
Lockheed Martin Corp.	50,000	4,048,500
United Technologies Corp.	100,000	8,851,000
		27,797,000
Airlines - 0.2%
Delta Air Lines, Inc. (a)	450,000	4,126,500
Building Products - 1.2%
Lennox International, Inc.	175,000	7,537,250
Masco Corp.	375,000	4,511,250
Owens Corning (a)	225,000	8,403,750
Quanex Building Products Corp.	50,000	819,500
		21,271,750
Commercial Services & Supplies - 0.7%
Covanta Holding Corp.	400,000	6,596,000
EnerNOC, Inc. (a)(d)	150,000	2,361,000
Standard Parking Corp. (a)	202,702	3,237,151
		12,194,151
Construction & Engineering - 0.3%
Quanta Services, Inc. (a)	300,000	6,060,000
Electrical Equipment - 0.4%
Alstom SA (d)	75,000	4,625,007
Polypore International, Inc. (a)	25,000	1,696,000
		6,321,007
Machinery - 0.7%
Ingersoll-Rand Co. Ltd.	275,000	12,487,750
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - 0.7%
Acacia Research Corp. - Acacia Technologies (a)	300,000	$ 11,007,000
RPX Corp.	19,200	538,176
SFN Group, Inc. (a)	150,000	1,363,500
		12,908,676
Road & Rail - 0.6%
CSX Corp.	200,000	5,244,000
Swift Transporation Co.	325,000	4,403,750
		9,647,750
TOTAL INDUSTRIALS		112,814,584
INFORMATION TECHNOLOGY - 26.2%
Communications Equipment - 3.3%
Cisco Systems, Inc.	3,450,000	53,854,500
Juniper Networks, Inc. (a)	150,000	4,725,000
		58,579,500
Computers & Peripherals - 4.8%
Apple, Inc. (a)	190,000	63,777,300
Hewlett-Packard Co.	550,000	20,020,000
		83,797,300
Electronic Equipment & Components - 2.8%
Coretronic Corp.	2,250,000	3,543,153
Corning, Inc.	2,000,000	36,300,000
Everlight Electronics Co. Ltd.	1,250,000	3,346,528
Fabrinet (a)	250,000	6,070,000
		49,259,681
Internet Software & Services - 4.5%
Akamai Technologies, Inc. (a)	150,000	4,720,500
eBay, Inc. (a)	325,000	10,487,750
Google, Inc. Class A (a)	110,000	55,701,800
SciQuest, Inc. (d)	475,000	8,117,750
		79,027,800
IT Services - 7.3%
Cognizant Technology Solutions Corp. Class A (a)	100,000	7,334,000
International Business Machines Corp.	230,000	39,456,500
MasterCard, Inc. Class A	100,000	30,134,000
Paychex, Inc.	650,000	19,968,000
Visa, Inc. Class A	375,000	31,597,500
		128,490,000
Semiconductors & Semiconductor Equipment - 2.2%
Ceva, Inc. (a)	100,000	3,046,000
KLA-Tencor Corp.	125,000	5,060,000

	Shares	Value
Lam Research Corp. (a)	75,000	$ 3,321,000
Siliconware Precision Industries Co. Ltd. sponsored ADR (d)	1,500,000	9,330,000
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,400,000	17,654,000
		38,411,000
Software - 1.3%
Autonomy Corp. PLC (a)	550,000	15,067,604
Nuance Communications, Inc. (a)	325,000	6,977,750
		22,045,354
TOTAL INFORMATION TECHNOLOGY		459,610,635
MATERIALS - 1.6%
Chemicals - 0.8%
Ecolab, Inc.	250,000	14,095,000
Metals & Mining - 0.8%
Gem Diamonds Ltd. (a)	1,000,000	3,680,036
Nucor Corp.	200,000	8,244,000
United States Steel Corp.	50,000	2,302,000
		14,226,036
TOTAL MATERIALS		28,321,036
TELECOMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
China Mobile (Hong Kong) Ltd. sponsored ADR	75,000	3,508,500
Sprint Nextel Corp. (a)	750,000	4,042,500
		7,551,000
UTILITIES - 0.5%
Electric Utilities - 0.2%
Entergy Corp.	50,000	3,414,000
Independent Power Producers & Energy Traders - 0.3%
NRG Energy, Inc. (a)	200,000	4,916,000
TOTAL UTILITIES		8,330,000
TOTAL COMMON STOCKS (Cost $1,663,666,673)		1,709,510,823
Nonconvertible Preferred Stocks - 2.3%

CONSUMER DISCRETIONARY - 2.3%
Automobiles - 2.3%
Porsche Automobil Holding SE (Germany)	299,950	23,795,457
Volkswagen AG	85,000	17,548,268
		41,343,725
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $29,187,315)		41,343,725
Money Market Funds - 2.9%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	21,623,172	$ 21,623,172
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	28,662,858	28,662,858
TOTAL MONEY MARKET FUNDS (Cost $50,286,030)		50,286,030
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $1,743,140,018)	1,801,140,578
NET OTHER ASSETS (LIABILITIES) - (2.6)%	(45,276,074)
NET ASSETS - 100%	$ 1,755,864,504
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 30,874
Fidelity Securities Lending Cash Central Fund	233,390
Total	$ 264,264
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
McCormick & Schmick's Seafood Restaurants	$ 7,002,000	$ 1,791,991	$ 9,407,992	$ -	$ -
Other Information

The following is a summary of the inputs used, as of June 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 189,710,924	$ 189,710,924	$ -	$ -
Consumer Staples	202,179,323	202,179,323	-	-
Energy	210,015,088	210,015,088	-	-
Financials	332,173,910	332,173,910	-	-
Health Care	200,148,048	200,148,048	-	-
Industrials	112,814,584	112,814,584	-	-
Information Technology	459,610,635	459,610,635	-	-
Materials	28,321,036	28,321,036	-	-
Telecommunication Services	7,551,000	7,551,000	-	-
Utilities	8,330,000	8,330,000	-	-
Money Market Funds	50,286,030	50,286,030	-	-
Total Investments in Securities:	$ 1,801,140,578	$ 1,801,140,578	$ -	$ -
The following is a reconciliation of Investment in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	(118,855)
Total Unrealized Gain (Loss)	118,855
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out to Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At June 30, 2011, the cost of investment securities for income tax purposes was $1,757,986,309. Net unrealized appreciation aggregated $43,154,269, of which $204,605,110 related to appreciated investment securities and $161,450,841 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Capital Development Fund
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2011

1.833435.105

ADESII-QTLY-0811

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
CONSUMER DISCRETIONARY - 18.5%
Auto Components - 0.3%
TRW Automotive Holdings Corp. (a)	170,200	$ 10,046,906
Automobiles - 0.4%
Bajaj Auto Ltd.	250,000	7,882,030
Tesla Motors, Inc. (a)(d)	119,400	3,478,122
		11,360,152
Distributors - 0.2%
Silver Base Group Holdings Ltd.	6,791,000	7,007,644
Diversified Consumer Services - 0.5%
Regis Corp.	460,000	7,047,200
Stewart Enterprises, Inc. Class A	425,300	3,104,690
Xueda Education Group sponsored ADR	612,100	4,896,800
		15,048,690
Hotels, Restaurants & Leisure - 1.7%
Arcos Dorados Holdings, Inc.	279,200	5,888,328
Bravo Brio Restaurant Group, Inc.	113,800	2,780,134
Gourmet Master Co. Ltd.	284,000	2,564,022
Las Vegas Sands Corp. (a)	440,000	18,572,400
McDonald's Corp.	190,000	16,020,800
O'Charleys, Inc. (a)	100,000	731,000
Tim Hortons, Inc. (Canada)	100,000	4,882,829
		51,439,513
Internet & Catalog Retail - 1.9%
Amazon.com, Inc. (a)	75,100	15,357,199
Netflix, Inc. (a)	41,000	10,770,290
Ocado Group PLC (a)	42,500	124,344
Priceline.com, Inc. (a)	19,600	10,033,828
Start Today Co. Ltd.	938,100	18,728,341
		55,014,002
Leisure Equipment & Products - 0.6%
Bauer Performance Sports Ltd. (a)(e)	817,600	5,646,221
Eastman Kodak Co. (a)(d)	419,200	1,500,736
Hasbro, Inc.	238,600	10,481,698
		17,628,655
Media - 3.1%
ITV PLC (a)	8,000,000	9,180,028
Kabel Deutschland Holding AG (a)	299,741	18,431,890
News Corp. Class A	1,000,000	17,700,000
Omnicom Group, Inc.	100,000	4,816,000
Pandora Media, Inc.	100,000	1,891,000
Sirius XM Radio, Inc. (a)	5,000,000	10,950,000
The Walt Disney Co.	450,000	17,568,000
Viacom, Inc. Class B (non-vtg.)	254,600	12,984,600
		93,521,518
Multiline Retail - 1.1%
Dollar Tree, Inc. (a)	60,000	3,997,200
Dollarama, Inc.	471,000	15,955,589
Maoye International Holdings Ltd.	4,440,000	2,213,795

	Shares	Value
Marisa Lojas SA	600,000	$ 9,147,396
Springland International Holdings Ltd.	1,750,000	1,455,007
		32,768,987
Specialty Retail - 4.4%
Ascena Retail Group, Inc. (a)	100,000	3,405,000
AutoZone, Inc. (a)	40,000	11,794,000
Carphone Warehouse Group PLC	259,000	1,758,280
China ZhengTong Auto Services Holdings Ltd.	504,000	577,073
Christopher & Banks Corp.	500,000	2,875,000
Destination Maternity Corp.	333,100	6,655,338
Dick's Sporting Goods, Inc. (a)	80,000	3,076,000
Guess?, Inc.	221,000	9,295,260
Hengdeli Holdings Ltd.	7,862,000	4,152,385
I.T Ltd.	4,500,000	4,371,767
New York & Co., Inc. (a)	1,248,537	6,180,258
PT Ace Hardware Indonesia Tbk	1,680,500	592,727
Ross Stores, Inc.	357,485	28,641,698
Stein Mart, Inc.	300,000	2,892,000
SuperGroup PLC (a)	218,200	3,018,631
The Cato Corp. Class A (sub. vtg.)	200,000	5,760,000
Tiffany & Co., Inc.	100,000	7,852,000
TJX Companies, Inc.	526,500	27,657,045
		130,554,462
Textiles, Apparel & Luxury Goods - 4.3%
Arezzo Industria e Comercio SA	14,000	195,952
Bosideng International Holdings Ltd.	15,000,000	4,626,209
Christian Dior SA	105,000	16,522,543
Coach, Inc.	273,900	17,510,427
Daphne International Holdings Ltd.	3,000,000	2,675,491
Gildan Activewear, Inc.	100,000	3,524,471
lululemon athletica, Inc. (a)	30,000	3,354,600
Peak Sport Products Co. Ltd.	3,027,000	2,127,759
Phillips-Van Heusen Corp.	227,800	14,914,066
Polo Ralph Lauren Corp. Class A	89,500	11,868,595
R.G. Barry Corp.	167,882	1,893,709
Samsonite International SA	1,507,800	2,848,287
Steven Madden Ltd. (a)	267,903	10,049,042
Vera Bradley, Inc. (d)	223,762	8,547,708
VF Corp.	108,653	11,795,370
Warnaco Group, Inc. (a)	216,900	11,333,025
Yue Yuen Industrial (Holdings) Ltd.	1,000,000	3,174,093
		126,961,347
TOTAL CONSUMER DISCRETIONARY		551,351,876
CONSUMER STAPLES - 10.9%
Beverages - 1.9%
Anheuser-Busch InBev SA NV	83,846	4,866,709
Anheuser-Busch InBev SA NV (strip VVPR) (a)	160,000	928
Dr Pepper Snapple Group, Inc.	352,400	14,776,132
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
PepsiCo, Inc.	530,000	$ 37,327,900
United Breweries Ltd.	63,029	748,778
		57,720,447
Food & Staples Retailing - 1.3%
Droga Raia SA	91,000	1,515,598
Drogasil SA	775,200	5,288,502
Fresh Market, Inc. (d)	380,300	14,710,004
Walgreen Co.	400,000	16,984,000
		38,498,104
Food Products - 2.7%
BioExx Specialty Proteins Ltd. (a)	2,000,000	2,073,828
Diamond Foods, Inc. (d)	124,300	9,489,062
Fresh Del Monte Produce, Inc.	414,545	11,055,915
Green Mountain Coffee Roasters, Inc. (a)	268,500	23,966,310
Hormel Foods Corp.	100,000	2,981,000
Kraft Foods, Inc. Class A	290,000	10,216,700
Orion Corp.	10,000	4,273,664
The J.M. Smucker Co.	130,000	9,937,200
TreeHouse Foods, Inc. (a)	101,500	5,542,915
		79,536,594
Household Products - 1.7%
Colgate-Palmolive Co.	230,000	20,104,300
Procter & Gamble Co.	500,000	31,785,000
		51,889,300
Personal Products - 1.8%
Herbalife Ltd.	607,260	35,002,466
Nu Skin Enterprises, Inc. Class A (d)	470,500	17,667,275
		52,669,741
Tobacco - 1.5%
British American Tobacco PLC (United Kingdom)	200,000	8,770,042
Imperial Tobacco Group PLC	100,000	3,323,748
Lorillard, Inc.	120,000	13,064,400
Philip Morris International, Inc.	300,000	20,031,000
		45,189,190
TOTAL CONSUMER STAPLES		325,503,376
ENERGY - 10.6%
Energy Equipment & Services - 2.1%
Baker Hughes, Inc.	185,834	13,484,115
Halliburton Co.	598,100	30,503,100
Nabors Industries Ltd. (a)	272,800	6,721,792
Rowan Companies, Inc. (a)	142,900	5,545,949
Tuscany International Drilling, Inc. (a)	7,000,000	6,677,727
		62,932,683
Oil, Gas & Consumable Fuels - 8.5%
Anadarko Petroleum Corp.	170,500	13,087,580

	Shares	Value
Apache Corp.	215,600	$ 26,602,884
Bellatrix Exploration Ltd. (a)	2,229,700	10,496,514
Bellatrix Exploration Ltd. (a)(e)	790,000	3,718,996
Chevron Corp.	530,200	54,525,768
ConocoPhillips	155,700	11,707,083
Crestwood Midstream Partners LP	100,000	2,695,000
Crown Point Ventures Ltd. (a)(e)	419,300	821,731
Energy Partners Ltd. (a)(d)	841,100	12,456,691
Exxon Mobil Corp.	146,400	11,914,032
Frontier Oil Corp.	350,000	11,308,500
Hess Corp.	95,300	7,124,628
Madalena Ventures, Inc. (a)	7,144,000	4,222,397
Marathon Oil Corp.	573,800	30,227,784
Noble Energy, Inc.	38,100	3,414,903
Occidental Petroleum Corp.	271,500	28,246,860
PT Bumi Resources Tbk	19,050,000	6,552,516
Solazyme, Inc.	37,400	859,078
Williams Companies, Inc.	373,800	11,307,450
		251,290,395
TOTAL ENERGY		314,223,078
FINANCIALS - 9.6%
Capital Markets - 0.9%
Ameriprise Financial, Inc.	105,100	6,062,168
Evercore Partners, Inc. Class A	97,400	3,245,368
Franklin Resources, Inc.	100,000	13,129,000
Invesco Ltd.	208,300	4,874,220
		27,310,756
Commercial Banks - 2.3%
HDFC Bank Ltd.	114,785	6,494,023
HDFC Bank Ltd. sponsored ADR	20,000	3,527,800
Huntington Bancshares, Inc.	797,600	5,232,256
Regions Financial Corp.	700,000	4,340,000
SunTrust Banks, Inc.	200,000	5,160,000
SVB Financial Group (a)	70,000	4,179,700
Wells Fargo & Co.	1,383,950	38,833,637
		67,767,416
Consumer Finance - 0.2%
Capital One Financial Corp.	100,000	5,167,000
Diversified Financial Services - 3.0%
Citigroup, Inc.	1,658,160	69,045,780
JPMorgan Chase & Co.	500,600	20,494,564
		89,540,344
Insurance - 1.7%
Berkshire Hathaway, Inc. Class A (a)	66	7,662,930
Genworth Financial, Inc. Class A (a)	900,000	9,252,000
Intact Financial Corp. rights 1/31/12 (a)(e)	150,000	8,556,097
Lincoln National Corp.	413,400	11,777,766
Phoenix Group Holdings	464,227	4,541,006
Platinum Underwriters Holdings Ltd.	98,167	3,263,071
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Protective Life Corp.	146,200	$ 3,381,606
Qualicorp SA	225,000	2,147,524
		50,582,000
Real Estate Investment Trusts - 0.5%
CBL & Associates Properties, Inc.	639,258	11,589,748
HCP, Inc.	128,000	4,696,320
		16,286,068
Real Estate Management & Development - 0.9%
CB Richard Ellis Group, Inc. Class A (a)	217,400	5,458,914
DLF Ltd.	1,580,000	7,450,392
Global Logistic Properties Ltd.	1,653,000	2,772,271
Iguatemi Empresa de Shopping Centers SA	320,600	7,875,863
MI Developments, Inc. Class A	125,000	3,814,548
		27,371,988
Thrifts & Mortgage Finance - 0.1%
Housing Development Finance Corp. Ltd.	105,000	1,661,696
TOTAL FINANCIALS		285,687,268
HEALTH CARE - 14.4%
Biotechnology - 1.5%
Alexion Pharmaceuticals, Inc. (a)	115,112	5,413,717
AVEO Pharmaceuticals, Inc. (a)	1,300	26,793
AVEO Pharmaceuticals, Inc. (a)	404,600	8,338,806
Cubist Pharmaceuticals, Inc. (a)	65,000	2,339,350
Dynavax Technologies Corp. (a)	1,935,211	5,321,830
Gilead Sciences, Inc. (a)	397,000	16,439,770
ImmunoGen, Inc. (a)	164,623	2,006,754
Micromet, Inc. (a)	480,592	2,758,598
NPS Pharmaceuticals, Inc. (a)	28,900	273,105
ZIOPHARM Oncology, Inc. (a)	472,200	2,889,864
		45,808,587
Health Care Equipment & Supplies - 2.7%
Baxter International, Inc.	365,000	21,786,850
Boston Scientific Corp. (a)	819,800	5,664,818
C. R. Bard, Inc.	135,000	14,831,100
Covidien PLC	375,600	19,993,188
Insulet Corp. (a)	100,000	2,217,000
Sirona Dental Systems, Inc. (a)	230,000	12,213,000
Symmetry Medical, Inc. (a)	250,000	2,242,500
		78,948,456
Health Care Providers & Services - 3.6%
Accretive Health, Inc. (a)	50,000	1,439,500
Hanger Orthopedic Group, Inc. (a)	1,009,450	24,701,242
Humana, Inc.	100,000	8,054,000
McKesson Corp.	426,500	35,676,725
Medco Health Solutions, Inc. (a)	425,600	24,054,912

	Shares	Value
Quest Diagnostics, Inc.	30,000	$ 1,773,000
UnitedHealth Group, Inc.	200,000	10,316,000
		106,015,379
Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc. (a)	260,000	13,288,600
QIAGEN NV (a)	200,000	3,804,000
Thermo Fisher Scientific, Inc. (a)	140,000	9,014,600
		26,107,200
Pharmaceuticals - 5.7%
Abbott Laboratories	550,000	28,941,000
GlaxoSmithKline PLC sponsored ADR	220,000	9,438,000
Hospira, Inc. (a)	54,300	3,076,638
Johnson & Johnson	250,000	16,630,000
Merck & Co., Inc.	524,000	18,491,960
Novartis AG sponsored ADR	60,000	3,666,600
Pfizer, Inc.	2,510,000	51,706,000
PT Kalbe Farma Tbk	10,000,000	3,935,183
Shire PLC	300,000	9,379,709
Valeant Pharmaceuticals International, Inc. (Canada)	498,790	25,937,701
		171,202,791
TOTAL HEALTH CARE		428,082,413
INDUSTRIALS - 8.9%
Aerospace & Defense - 4.1%
Esterline Technologies Corp. (a)	269,700	20,605,080
Goodrich Corp.	128,700	12,290,850
Honeywell International, Inc.	467,567	27,862,318
Precision Castparts Corp.	94,400	15,542,960
Textron, Inc.	410,200	9,684,822
Ultra Electronics Holdings PLC	120,000	3,304,810
United Technologies Corp.	372,000	32,925,720
		122,216,560
Airlines - 0.4%
Delta Air Lines, Inc. (a)	934,500	8,569,365
United Continental Holdings, Inc. (a)	209,500	4,740,985
		13,310,350
Building Products - 0.4%
Armstrong World Industries, Inc.	100,000	4,556,000
Owens Corning (a)	166,900	6,233,715
		10,789,715
Commercial Services & Supplies - 0.4%
KAR Auction Services, Inc. (a)	37,693	712,775
United Stationers, Inc.	361,400	12,804,402
		13,517,177
Construction & Engineering - 0.8%
EMCOR Group, Inc. (a)	308,400	9,039,204
Furmanite Corp. (a)	952,500	7,562,850
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - continued
Jacobs Engineering Group, Inc. (a)	98,600	$ 4,264,450
MYR Group, Inc. (a)	120,000	2,808,000
		23,674,504
Electrical Equipment - 0.5%
3W Power Holdings SA warrants 9/1/12 (a)	1,105,000	160,258
Fushi Copperweld, Inc. (a)	403,500	2,312,055
GrafTech International Ltd. (a)	221,900	4,497,913
Polypore International, Inc. (a)	100,000	6,784,000
		13,754,226
Industrial Conglomerates - 0.1%
Max India Ltd. (a)	800,000	3,286,579
Machinery - 0.9%
Danaher Corp.	21,900	1,160,481
Hexagon AB (B Shares)	300,000	7,390,424
Jain Irrigation Systems Ltd.	301,378	1,150,342
Pall Corp.	299,000	16,812,770
		26,514,017
Professional Services - 0.4%
Nielsen Holdings B.V. (a)	284,400	8,861,904
SFN Group, Inc. (a)	200,000	1,818,000
		10,679,904
Road & Rail - 0.7%
Union Pacific Corp.	211,700	22,101,480
Trading Companies & Distributors - 0.2%
Interline Brands, Inc. (a)	325,008	5,970,397
TOTAL INDUSTRIALS		265,814,909
INFORMATION TECHNOLOGY - 17.2%
Communications Equipment - 0.9%
DG FastChannel, Inc. (a)	281,400	9,018,870
F5 Networks, Inc. (a)	25,000	2,756,250
Juniper Networks, Inc. (a)	88,000	2,772,000
QUALCOMM, Inc.	200,000	11,358,000
		25,905,120
Computers & Peripherals - 2.8%
Apple, Inc. (a)	100,300	33,667,701
Hewlett-Packard Co.	1,000,000	36,400,000
SanDisk Corp. (a)	300,000	12,450,000
		82,517,701
Electronic Equipment & Components - 0.8%
Corning, Inc.	654,100	11,871,915
Jabil Circuit, Inc.	175,700	3,549,140
SYNNEX Corp. (a)	205,362	6,509,975
Vishay Precision Group, Inc. (a)	100,000	1,688,000
		23,619,030

	Shares	Value
Internet Software & Services - 2.1%
Google, Inc. Class A (a)	37,700	$ 19,090,526
Mail.ru Group Ltd. GDR (a)(e)	241,200	8,012,664
Open Text Corp. (a)	182,500	11,700,513
Rackspace Hosting, Inc. (a)(d)	233,600	9,984,064
Support.com, Inc. (a)	857,200	4,114,560
Velti PLC (a)	378,800	6,405,508
Yandex NV	138,200	4,907,482
		64,215,317
IT Services - 3.3%
Cardtronics, Inc. (a)	229,100	5,372,395
Cognizant Technology Solutions Corp. Class A (a)	180,500	13,237,870
Convergys Corp. (a)	238,100	3,247,684
International Business Machines Corp.	224,400	38,495,820
MasterCard, Inc. Class A	41,000	12,354,940
ServiceSource International, Inc. (d)	67,500	1,499,850
Unisys Corp. (a)	218,443	5,613,985
Visa, Inc. Class A	220,000	18,537,200
		98,359,744
Semiconductors & Semiconductor Equipment - 3.1%
Alpha & Omega Semiconductor Ltd. (a)	200,000	2,650,000
ARM Holdings PLC	2,803,500	26,362,194
ARM Holdings PLC sponsored ADR	1,450,000	41,223,500
Dialog Semiconductor PLC (a)(d)	381,000	6,940,208
GT Solar International, Inc. (a)	200,000	3,240,000
Kulicke & Soffa Industries, Inc. (a)	476,200	5,304,868
NVIDIA Corp. (a)	505,458	8,054,473
		93,775,243
Software - 4.2%
Autonomy Corp. PLC (a)	562,500	15,410,049
BMC Software, Inc. (a)	231,100	12,641,170
Citrix Systems, Inc. (a)	123,600	9,888,000
Longtop Financial Technologies Ltd. ADR (a)	85,101	161,096
MICROS Systems, Inc. (a)	280,400	13,938,684
Microsoft Corp.	190,500	4,953,000
Oracle Corp.	747,600	24,603,516
Rovi Corp. (a)	85,700	4,915,752
salesforce.com, Inc. (a)	70,100	10,443,498
Solera Holdings, Inc.	366,900	21,705,804
Taleo Corp. Class A (a)	99,300	3,677,079
VMware, Inc. Class A (a)	20,000	2,004,600
		124,342,248
TOTAL INFORMATION TECHNOLOGY		512,734,403
MATERIALS - 6.7%
Chemicals - 1.7%
Agrium, Inc.	130,000	11,416,114
Ashland, Inc.	203,900	13,176,018
CF Industries Holdings, Inc.	51,000	7,225,170
Huabao International Holdings Ltd.	2,074,000	1,886,969
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Neo Material Technologies, Inc. (a)	632,500	$ 6,086,271
Rockwood Holdings, Inc. (a)	200,000	11,058,000
		50,848,542
Containers & Packaging - 0.2%
Lock & Lock Co. Ltd.	187,020	7,598,234
Metals & Mining - 4.8%
Agnico-Eagle Mines Ltd. (Canada)	100,000	6,323,102
Allied Nevada Gold Corp. (a)	120,000	4,244,400
B2Gold Corp. (a)	550,000	1,859,187
Barrick Gold Corp.	321,300	14,589,099
Bumi PLC	164,673	3,065,691
Carpenter Technology Corp.	185,300	10,688,104
Coeur d'Alene Mines Corp. (a)	213,946	5,190,330
Compania de Minas Buenaventura SA sponsored ADR	58,000	2,202,840
Compass Minerals International, Inc.	96,000	8,262,720
Endeavour Silver Corp. (a)(e)	1,000,000	8,419,743
Gold Resource Corp. (d)	200,000	4,986,000
Goldcorp, Inc.	180,000	8,706,968
Grande Cache Coal Corp. (a)	406,927	3,708,926
Lake Shore Gold Corp. (a)(e)	1,000,000	2,913,729
Newcrest Mining Ltd.	659,787	26,684,409
Noranda Income Fund Class A priority units (a)	300,000	1,452,717
Sabina Gold & Silver Corp. (a)	2,180,000	13,336,790
Silver Standard Resources, Inc. (a)	213,300	5,692,978
Silver Wheaton Corp.	291,700	9,627,552
		141,955,285
TOTAL MATERIALS		200,402,061
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 1.8%
AT&T, Inc.	570,000	17,903,700
CenturyLink, Inc.	391,539	15,829,922
Hawaiian Telcom Holdco, Inc. (a)	350,000	8,925,000
Iliad SA	26,736	3,587,871
Telenor ASA	100,000	1,637,810
Verizon Communications, Inc.	142,600	5,308,998
		53,193,301
Wireless Telecommunication Services - 0.2%
Sprint Nextel Corp. (a)	1,000,000	5,390,000
TOTAL TELECOMMUNICATION SERVICES		58,583,301
UTILITIES - 0.5%
Electric Utilities - 0.4%
PPL Corp.	408,100	11,357,423

	Shares	Value
Gas Utilities - 0.1%
ONEOK, Inc.	50,000	$ 3,700,500
TOTAL UTILITIES		15,057,923
TOTAL COMMON STOCKS (Cost $2,573,541,446)		2,957,440,608
Preferred Stocks - 1.1%

Convertible Preferred Stocks - 0.1%
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Merrimack Pharmaceuticals, Inc. Series G (f)	611,538	4,280,766
Nonconvertible Preferred Stocks - 1.0%
CONSUMER DISCRETIONARY - 1.0%
Automobiles - 1.0%
Porsche Automobil Holding SE (Germany)	196,957	15,624,877
Volkswagen AG	63,300	13,068,298
		28,693,175
TOTAL PREFERRED STOCKS (Cost $26,984,814)		32,973,941
Money Market Funds - 1.9%

Fidelity Cash Central Fund, 0.11% (b)	21,678,424	21,678,424
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	34,679,200	34,679,200
TOTAL MONEY MARKET FUNDS (Cost $56,357,624)		56,357,624
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $2,656,883,884)		3,046,772,173
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(68,253,984)
NET ASSETS - 100%		$ 2,978,518,189
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $38,089,181 or 1.3% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,280,766 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Merrimack Pharmaceuticals, Inc. Series G	3/31/11	$ 4,280,766
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 19,960
Fidelity Securities Lending Cash Central Fund	541,427
Total	$ 561,387
Other Information

The following is a summary of the inputs used, as of June 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 580,045,051	$ 561,316,710	$ 18,728,341	$ -
Consumer Staples	325,503,376	311,866,625	13,636,751	-
Energy	314,223,078	314,223,078	-	-
Financials	285,687,268	279,193,245	6,494,023	-
Health Care	432,363,179	418,702,704	9,379,709	4,280,766
Industrials	265,814,909	265,814,909	-	-
Information Technology	512,734,403	486,211,113	26,362,194	161,096
Materials	200,402,061	200,402,061	-	-
Telecommunication Services	58,583,301	58,583,301	-	-
Utilities	15,057,923	15,057,923	-	-
Money Market Funds	56,357,624	56,357,624	-	-
Total Investments in Securities:	$ 3,046,772,173	$ 2,967,729,293	$ 74,601,018	$ 4,441,862
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 2,862,600
Total Realized Gain (Loss)	(480,079)
Total Unrealized Gain (Loss)	(3,114,228)
Cost of Purchases	4,280,766
Proceeds of Sales	(2,455,921)
Amortization/Accretion	-
Transfers in to Level 3	3,348,724
Transfers out of Level 3	-
Ending Balance	$ 4,441,862
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2011	$ (3,187,628)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At June 30, 2011, the cost of investment securities for income tax purposes was $2,665,131,132. Net unrealized appreciation aggregated $381,641,041, of which $495,566,658 related to appreciated investment securities and $113,925,617 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Capital Development Fund
Class O

June 30, 2011

1.804793.107

DESIIO-QTLY-0811

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
CONSUMER DISCRETIONARY - 18.5%
Auto Components - 0.3%
TRW Automotive Holdings Corp. (a)	170,200	$ 10,046,906
Automobiles - 0.4%
Bajaj Auto Ltd.	250,000	7,882,030
Tesla Motors, Inc. (a)(d)	119,400	3,478,122
		11,360,152
Distributors - 0.2%
Silver Base Group Holdings Ltd.	6,791,000	7,007,644
Diversified Consumer Services - 0.5%
Regis Corp.	460,000	7,047,200
Stewart Enterprises, Inc. Class A	425,300	3,104,690
Xueda Education Group sponsored ADR	612,100	4,896,800
		15,048,690
Hotels, Restaurants & Leisure - 1.7%
Arcos Dorados Holdings, Inc.	279,200	5,888,328
Bravo Brio Restaurant Group, Inc.	113,800	2,780,134
Gourmet Master Co. Ltd.	284,000	2,564,022
Las Vegas Sands Corp. (a)	440,000	18,572,400
McDonald's Corp.	190,000	16,020,800
O'Charleys, Inc. (a)	100,000	731,000
Tim Hortons, Inc. (Canada)	100,000	4,882,829
		51,439,513
Internet & Catalog Retail - 1.9%
Amazon.com, Inc. (a)	75,100	15,357,199
Netflix, Inc. (a)	41,000	10,770,290
Ocado Group PLC (a)	42,500	124,344
Priceline.com, Inc. (a)	19,600	10,033,828
Start Today Co. Ltd.	938,100	18,728,341
		55,014,002
Leisure Equipment & Products - 0.6%
Bauer Performance Sports Ltd. (a)(e)	817,600	5,646,221
Eastman Kodak Co. (a)(d)	419,200	1,500,736
Hasbro, Inc.	238,600	10,481,698
		17,628,655
Media - 3.1%
ITV PLC (a)	8,000,000	9,180,028
Kabel Deutschland Holding AG (a)	299,741	18,431,890
News Corp. Class A	1,000,000	17,700,000
Omnicom Group, Inc.	100,000	4,816,000
Pandora Media, Inc.	100,000	1,891,000
Sirius XM Radio, Inc. (a)	5,000,000	10,950,000
The Walt Disney Co.	450,000	17,568,000
Viacom, Inc. Class B (non-vtg.)	254,600	12,984,600
		93,521,518
Multiline Retail - 1.1%
Dollar Tree, Inc. (a)	60,000	3,997,200
Dollarama, Inc.	471,000	15,955,589
Maoye International Holdings Ltd.	4,440,000	2,213,795

	Shares	Value
Marisa Lojas SA	600,000	$ 9,147,396
Springland International Holdings Ltd.	1,750,000	1,455,007
		32,768,987
Specialty Retail - 4.4%
Ascena Retail Group, Inc. (a)	100,000	3,405,000
AutoZone, Inc. (a)	40,000	11,794,000
Carphone Warehouse Group PLC	259,000	1,758,280
China ZhengTong Auto Services Holdings Ltd.	504,000	577,073
Christopher & Banks Corp.	500,000	2,875,000
Destination Maternity Corp.	333,100	6,655,338
Dick's Sporting Goods, Inc. (a)	80,000	3,076,000
Guess?, Inc.	221,000	9,295,260
Hengdeli Holdings Ltd.	7,862,000	4,152,385
I.T Ltd.	4,500,000	4,371,767
New York & Co., Inc. (a)	1,248,537	6,180,258
PT Ace Hardware Indonesia Tbk	1,680,500	592,727
Ross Stores, Inc.	357,485	28,641,698
Stein Mart, Inc.	300,000	2,892,000
SuperGroup PLC (a)	218,200	3,018,631
The Cato Corp. Class A (sub. vtg.)	200,000	5,760,000
Tiffany & Co., Inc.	100,000	7,852,000
TJX Companies, Inc.	526,500	27,657,045
		130,554,462
Textiles, Apparel & Luxury Goods - 4.3%
Arezzo Industria e Comercio SA	14,000	195,952
Bosideng International Holdings Ltd.	15,000,000	4,626,209
Christian Dior SA	105,000	16,522,543
Coach, Inc.	273,900	17,510,427
Daphne International Holdings Ltd.	3,000,000	2,675,491
Gildan Activewear, Inc.	100,000	3,524,471
lululemon athletica, Inc. (a)	30,000	3,354,600
Peak Sport Products Co. Ltd.	3,027,000	2,127,759
Phillips-Van Heusen Corp.	227,800	14,914,066
Polo Ralph Lauren Corp. Class A	89,500	11,868,595
R.G. Barry Corp.	167,882	1,893,709
Samsonite International SA	1,507,800	2,848,287
Steven Madden Ltd. (a)	267,903	10,049,042
Vera Bradley, Inc. (d)	223,762	8,547,708
VF Corp.	108,653	11,795,370
Warnaco Group, Inc. (a)	216,900	11,333,025
Yue Yuen Industrial (Holdings) Ltd.	1,000,000	3,174,093
		126,961,347
TOTAL CONSUMER DISCRETIONARY		551,351,876
CONSUMER STAPLES - 10.9%
Beverages - 1.9%
Anheuser-Busch InBev SA NV	83,846	4,866,709
Anheuser-Busch InBev SA NV (strip VVPR) (a)	160,000	928
Dr Pepper Snapple Group, Inc.	352,400	14,776,132
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
PepsiCo, Inc.	530,000	$ 37,327,900
United Breweries Ltd.	63,029	748,778
		57,720,447
Food & Staples Retailing - 1.3%
Droga Raia SA	91,000	1,515,598
Drogasil SA	775,200	5,288,502
Fresh Market, Inc. (d)	380,300	14,710,004
Walgreen Co.	400,000	16,984,000
		38,498,104
Food Products - 2.7%
BioExx Specialty Proteins Ltd. (a)	2,000,000	2,073,828
Diamond Foods, Inc. (d)	124,300	9,489,062
Fresh Del Monte Produce, Inc.	414,545	11,055,915
Green Mountain Coffee Roasters, Inc. (a)	268,500	23,966,310
Hormel Foods Corp.	100,000	2,981,000
Kraft Foods, Inc. Class A	290,000	10,216,700
Orion Corp.	10,000	4,273,664
The J.M. Smucker Co.	130,000	9,937,200
TreeHouse Foods, Inc. (a)	101,500	5,542,915
		79,536,594
Household Products - 1.7%
Colgate-Palmolive Co.	230,000	20,104,300
Procter & Gamble Co.	500,000	31,785,000
		51,889,300
Personal Products - 1.8%
Herbalife Ltd.	607,260	35,002,466
Nu Skin Enterprises, Inc. Class A (d)	470,500	17,667,275
		52,669,741
Tobacco - 1.5%
British American Tobacco PLC (United Kingdom)	200,000	8,770,042
Imperial Tobacco Group PLC	100,000	3,323,748
Lorillard, Inc.	120,000	13,064,400
Philip Morris International, Inc.	300,000	20,031,000
		45,189,190
TOTAL CONSUMER STAPLES		325,503,376
ENERGY - 10.6%
Energy Equipment & Services - 2.1%
Baker Hughes, Inc.	185,834	13,484,115
Halliburton Co.	598,100	30,503,100
Nabors Industries Ltd. (a)	272,800	6,721,792
Rowan Companies, Inc. (a)	142,900	5,545,949
Tuscany International Drilling, Inc. (a)	7,000,000	6,677,727
		62,932,683
Oil, Gas & Consumable Fuels - 8.5%
Anadarko Petroleum Corp.	170,500	13,087,580

	Shares	Value
Apache Corp.	215,600	$ 26,602,884
Bellatrix Exploration Ltd. (a)	2,229,700	10,496,514
Bellatrix Exploration Ltd. (a)(e)	790,000	3,718,996
Chevron Corp.	530,200	54,525,768
ConocoPhillips	155,700	11,707,083
Crestwood Midstream Partners LP	100,000	2,695,000
Crown Point Ventures Ltd. (a)(e)	419,300	821,731
Energy Partners Ltd. (a)(d)	841,100	12,456,691
Exxon Mobil Corp.	146,400	11,914,032
Frontier Oil Corp.	350,000	11,308,500
Hess Corp.	95,300	7,124,628
Madalena Ventures, Inc. (a)	7,144,000	4,222,397
Marathon Oil Corp.	573,800	30,227,784
Noble Energy, Inc.	38,100	3,414,903
Occidental Petroleum Corp.	271,500	28,246,860
PT Bumi Resources Tbk	19,050,000	6,552,516
Solazyme, Inc.	37,400	859,078
Williams Companies, Inc.	373,800	11,307,450
		251,290,395
TOTAL ENERGY		314,223,078
FINANCIALS - 9.6%
Capital Markets - 0.9%
Ameriprise Financial, Inc.	105,100	6,062,168
Evercore Partners, Inc. Class A	97,400	3,245,368
Franklin Resources, Inc.	100,000	13,129,000
Invesco Ltd.	208,300	4,874,220
		27,310,756
Commercial Banks - 2.3%
HDFC Bank Ltd.	114,785	6,494,023
HDFC Bank Ltd. sponsored ADR	20,000	3,527,800
Huntington Bancshares, Inc.	797,600	5,232,256
Regions Financial Corp.	700,000	4,340,000
SunTrust Banks, Inc.	200,000	5,160,000
SVB Financial Group (a)	70,000	4,179,700
Wells Fargo & Co.	1,383,950	38,833,637
		67,767,416
Consumer Finance - 0.2%
Capital One Financial Corp.	100,000	5,167,000
Diversified Financial Services - 3.0%
Citigroup, Inc.	1,658,160	69,045,780
JPMorgan Chase & Co.	500,600	20,494,564
		89,540,344
Insurance - 1.7%
Berkshire Hathaway, Inc. Class A (a)	66	7,662,930
Genworth Financial, Inc. Class A (a)	900,000	9,252,000
Intact Financial Corp. rights 1/31/12 (a)(e)	150,000	8,556,097
Lincoln National Corp.	413,400	11,777,766
Phoenix Group Holdings	464,227	4,541,006
Platinum Underwriters Holdings Ltd.	98,167	3,263,071
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Protective Life Corp.	146,200	$ 3,381,606
Qualicorp SA	225,000	2,147,524
		50,582,000
Real Estate Investment Trusts - 0.5%
CBL & Associates Properties, Inc.	639,258	11,589,748
HCP, Inc.	128,000	4,696,320
		16,286,068
Real Estate Management & Development - 0.9%
CB Richard Ellis Group, Inc. Class A (a)	217,400	5,458,914
DLF Ltd.	1,580,000	7,450,392
Global Logistic Properties Ltd.	1,653,000	2,772,271
Iguatemi Empresa de Shopping Centers SA	320,600	7,875,863
MI Developments, Inc. Class A	125,000	3,814,548
		27,371,988
Thrifts & Mortgage Finance - 0.1%
Housing Development Finance Corp. Ltd.	105,000	1,661,696
TOTAL FINANCIALS		285,687,268
HEALTH CARE - 14.4%
Biotechnology - 1.5%
Alexion Pharmaceuticals, Inc. (a)	115,112	5,413,717
AVEO Pharmaceuticals, Inc. (a)	1,300	26,793
AVEO Pharmaceuticals, Inc. (a)	404,600	8,338,806
Cubist Pharmaceuticals, Inc. (a)	65,000	2,339,350
Dynavax Technologies Corp. (a)	1,935,211	5,321,830
Gilead Sciences, Inc. (a)	397,000	16,439,770
ImmunoGen, Inc. (a)	164,623	2,006,754
Micromet, Inc. (a)	480,592	2,758,598
NPS Pharmaceuticals, Inc. (a)	28,900	273,105
ZIOPHARM Oncology, Inc. (a)	472,200	2,889,864
		45,808,587
Health Care Equipment & Supplies - 2.7%
Baxter International, Inc.	365,000	21,786,850
Boston Scientific Corp. (a)	819,800	5,664,818
C. R. Bard, Inc.	135,000	14,831,100
Covidien PLC	375,600	19,993,188
Insulet Corp. (a)	100,000	2,217,000
Sirona Dental Systems, Inc. (a)	230,000	12,213,000
Symmetry Medical, Inc. (a)	250,000	2,242,500
		78,948,456
Health Care Providers & Services - 3.6%
Accretive Health, Inc. (a)	50,000	1,439,500
Hanger Orthopedic Group, Inc. (a)	1,009,450	24,701,242
Humana, Inc.	100,000	8,054,000
McKesson Corp.	426,500	35,676,725
Medco Health Solutions, Inc. (a)	425,600	24,054,912

	Shares	Value
Quest Diagnostics, Inc.	30,000	$ 1,773,000
UnitedHealth Group, Inc.	200,000	10,316,000
		106,015,379
Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc. (a)	260,000	13,288,600
QIAGEN NV (a)	200,000	3,804,000
Thermo Fisher Scientific, Inc. (a)	140,000	9,014,600
		26,107,200
Pharmaceuticals - 5.7%
Abbott Laboratories	550,000	28,941,000
GlaxoSmithKline PLC sponsored ADR	220,000	9,438,000
Hospira, Inc. (a)	54,300	3,076,638
Johnson & Johnson	250,000	16,630,000
Merck & Co., Inc.	524,000	18,491,960
Novartis AG sponsored ADR	60,000	3,666,600
Pfizer, Inc.	2,510,000	51,706,000
PT Kalbe Farma Tbk	10,000,000	3,935,183
Shire PLC	300,000	9,379,709
Valeant Pharmaceuticals International, Inc. (Canada)	498,790	25,937,701
		171,202,791
TOTAL HEALTH CARE		428,082,413
INDUSTRIALS - 8.9%
Aerospace & Defense - 4.1%
Esterline Technologies Corp. (a)	269,700	20,605,080
Goodrich Corp.	128,700	12,290,850
Honeywell International, Inc.	467,567	27,862,318
Precision Castparts Corp.	94,400	15,542,960
Textron, Inc.	410,200	9,684,822
Ultra Electronics Holdings PLC	120,000	3,304,810
United Technologies Corp.	372,000	32,925,720
		122,216,560
Airlines - 0.4%
Delta Air Lines, Inc. (a)	934,500	8,569,365
United Continental Holdings, Inc. (a)	209,500	4,740,985
		13,310,350
Building Products - 0.4%
Armstrong World Industries, Inc.	100,000	4,556,000
Owens Corning (a)	166,900	6,233,715
		10,789,715
Commercial Services & Supplies - 0.4%
KAR Auction Services, Inc. (a)	37,693	712,775
United Stationers, Inc.	361,400	12,804,402
		13,517,177
Construction & Engineering - 0.8%
EMCOR Group, Inc. (a)	308,400	9,039,204
Furmanite Corp. (a)	952,500	7,562,850
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - continued
Jacobs Engineering Group, Inc. (a)	98,600	$ 4,264,450
MYR Group, Inc. (a)	120,000	2,808,000
		23,674,504
Electrical Equipment - 0.5%
3W Power Holdings SA warrants 9/1/12 (a)	1,105,000	160,258
Fushi Copperweld, Inc. (a)	403,500	2,312,055
GrafTech International Ltd. (a)	221,900	4,497,913
Polypore International, Inc. (a)	100,000	6,784,000
		13,754,226
Industrial Conglomerates - 0.1%
Max India Ltd. (a)	800,000	3,286,579
Machinery - 0.9%
Danaher Corp.	21,900	1,160,481
Hexagon AB (B Shares)	300,000	7,390,424
Jain Irrigation Systems Ltd.	301,378	1,150,342
Pall Corp.	299,000	16,812,770
		26,514,017
Professional Services - 0.4%
Nielsen Holdings B.V. (a)	284,400	8,861,904
SFN Group, Inc. (a)	200,000	1,818,000
		10,679,904
Road & Rail - 0.7%
Union Pacific Corp.	211,700	22,101,480
Trading Companies & Distributors - 0.2%
Interline Brands, Inc. (a)	325,008	5,970,397
TOTAL INDUSTRIALS		265,814,909
INFORMATION TECHNOLOGY - 17.2%
Communications Equipment - 0.9%
DG FastChannel, Inc. (a)	281,400	9,018,870
F5 Networks, Inc. (a)	25,000	2,756,250
Juniper Networks, Inc. (a)	88,000	2,772,000
QUALCOMM, Inc.	200,000	11,358,000
		25,905,120
Computers & Peripherals - 2.8%
Apple, Inc. (a)	100,300	33,667,701
Hewlett-Packard Co.	1,000,000	36,400,000
SanDisk Corp. (a)	300,000	12,450,000
		82,517,701
Electronic Equipment & Components - 0.8%
Corning, Inc.	654,100	11,871,915
Jabil Circuit, Inc.	175,700	3,549,140
SYNNEX Corp. (a)	205,362	6,509,975
Vishay Precision Group, Inc. (a)	100,000	1,688,000
		23,619,030

	Shares	Value
Internet Software & Services - 2.1%
Google, Inc. Class A (a)	37,700	$ 19,090,526
Mail.ru Group Ltd. GDR (a)(e)	241,200	8,012,664
Open Text Corp. (a)	182,500	11,700,513
Rackspace Hosting, Inc. (a)(d)	233,600	9,984,064
Support.com, Inc. (a)	857,200	4,114,560
Velti PLC (a)	378,800	6,405,508
Yandex NV	138,200	4,907,482
		64,215,317
IT Services - 3.3%
Cardtronics, Inc. (a)	229,100	5,372,395
Cognizant Technology Solutions Corp. Class A (a)	180,500	13,237,870
Convergys Corp. (a)	238,100	3,247,684
International Business Machines Corp.	224,400	38,495,820
MasterCard, Inc. Class A	41,000	12,354,940
ServiceSource International, Inc. (d)	67,500	1,499,850
Unisys Corp. (a)	218,443	5,613,985
Visa, Inc. Class A	220,000	18,537,200
		98,359,744
Semiconductors & Semiconductor Equipment - 3.1%
Alpha & Omega Semiconductor Ltd. (a)	200,000	2,650,000
ARM Holdings PLC	2,803,500	26,362,194
ARM Holdings PLC sponsored ADR	1,450,000	41,223,500
Dialog Semiconductor PLC (a)(d)	381,000	6,940,208
GT Solar International, Inc. (a)	200,000	3,240,000
Kulicke & Soffa Industries, Inc. (a)	476,200	5,304,868
NVIDIA Corp. (a)	505,458	8,054,473
		93,775,243
Software - 4.2%
Autonomy Corp. PLC (a)	562,500	15,410,049
BMC Software, Inc. (a)	231,100	12,641,170
Citrix Systems, Inc. (a)	123,600	9,888,000
Longtop Financial Technologies Ltd. ADR (a)	85,101	161,096
MICROS Systems, Inc. (a)	280,400	13,938,684
Microsoft Corp.	190,500	4,953,000
Oracle Corp.	747,600	24,603,516
Rovi Corp. (a)	85,700	4,915,752
salesforce.com, Inc. (a)	70,100	10,443,498
Solera Holdings, Inc.	366,900	21,705,804
Taleo Corp. Class A (a)	99,300	3,677,079
VMware, Inc. Class A (a)	20,000	2,004,600
		124,342,248
TOTAL INFORMATION TECHNOLOGY		512,734,403
MATERIALS - 6.7%
Chemicals - 1.7%
Agrium, Inc.	130,000	11,416,114
Ashland, Inc.	203,900	13,176,018
CF Industries Holdings, Inc.	51,000	7,225,170
Huabao International Holdings Ltd.	2,074,000	1,886,969
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Neo Material Technologies, Inc. (a)	632,500	$ 6,086,271
Rockwood Holdings, Inc. (a)	200,000	11,058,000
		50,848,542
Containers & Packaging - 0.2%
Lock & Lock Co. Ltd.	187,020	7,598,234
Metals & Mining - 4.8%
Agnico-Eagle Mines Ltd. (Canada)	100,000	6,323,102
Allied Nevada Gold Corp. (a)	120,000	4,244,400
B2Gold Corp. (a)	550,000	1,859,187
Barrick Gold Corp.	321,300	14,589,099
Bumi PLC	164,673	3,065,691
Carpenter Technology Corp.	185,300	10,688,104
Coeur d'Alene Mines Corp. (a)	213,946	5,190,330
Compania de Minas Buenaventura SA sponsored ADR	58,000	2,202,840
Compass Minerals International, Inc.	96,000	8,262,720
Endeavour Silver Corp. (a)(e)	1,000,000	8,419,743
Gold Resource Corp. (d)	200,000	4,986,000
Goldcorp, Inc.	180,000	8,706,968
Grande Cache Coal Corp. (a)	406,927	3,708,926
Lake Shore Gold Corp. (a)(e)	1,000,000	2,913,729
Newcrest Mining Ltd.	659,787	26,684,409
Noranda Income Fund Class A priority units (a)	300,000	1,452,717
Sabina Gold & Silver Corp. (a)	2,180,000	13,336,790
Silver Standard Resources, Inc. (a)	213,300	5,692,978
Silver Wheaton Corp.	291,700	9,627,552
		141,955,285
TOTAL MATERIALS		200,402,061
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 1.8%
AT&T, Inc.	570,000	17,903,700
CenturyLink, Inc.	391,539	15,829,922
Hawaiian Telcom Holdco, Inc. (a)	350,000	8,925,000
Iliad SA	26,736	3,587,871
Telenor ASA	100,000	1,637,810
Verizon Communications, Inc.	142,600	5,308,998
		53,193,301
Wireless Telecommunication Services - 0.2%
Sprint Nextel Corp. (a)	1,000,000	5,390,000
TOTAL TELECOMMUNICATION SERVICES		58,583,301
UTILITIES - 0.5%
Electric Utilities - 0.4%
PPL Corp.	408,100	11,357,423

	Shares	Value
Gas Utilities - 0.1%
ONEOK, Inc.	50,000	$ 3,700,500
TOTAL UTILITIES		15,057,923
TOTAL COMMON STOCKS (Cost $2,573,541,446)		2,957,440,608
Preferred Stocks - 1.1%

Convertible Preferred Stocks - 0.1%
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Merrimack Pharmaceuticals, Inc. Series G (f)	611,538	4,280,766
Nonconvertible Preferred Stocks - 1.0%
CONSUMER DISCRETIONARY - 1.0%
Automobiles - 1.0%
Porsche Automobil Holding SE (Germany)	196,957	15,624,877
Volkswagen AG	63,300	13,068,298
		28,693,175
TOTAL PREFERRED STOCKS (Cost $26,984,814)		32,973,941
Money Market Funds - 1.9%

Fidelity Cash Central Fund, 0.11% (b)	21,678,424	21,678,424
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	34,679,200	34,679,200
TOTAL MONEY MARKET FUNDS (Cost $56,357,624)		56,357,624
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $2,656,883,884)		3,046,772,173
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(68,253,984)
NET ASSETS - 100%		$ 2,978,518,189
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $38,089,181 or 1.3% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,280,766 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Merrimack Pharmaceuticals, Inc. Series G	3/31/11	$ 4,280,766
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 19,960
Fidelity Securities Lending Cash Central Fund	541,427
Total	$ 561,387
Other Information

The following is a summary of the inputs used, as of June 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 580,045,051	$ 561,316,710	$ 18,728,341	$ -
Consumer Staples	325,503,376	311,866,625	13,636,751	-
Energy	314,223,078	314,223,078	-	-
Financials	285,687,268	279,193,245	6,494,023	-
Health Care	432,363,179	418,702,704	9,379,709	4,280,766
Industrials	265,814,909	265,814,909	-	-
Information Technology	512,734,403	486,211,113	26,362,194	161,096
Materials	200,402,061	200,402,061	-	-
Telecommunication Services	58,583,301	58,583,301	-	-
Utilities	15,057,923	15,057,923	-	-
Money Market Funds	56,357,624	56,357,624	-	-
Total Investments in Securities:	$ 3,046,772,173	$ 2,967,729,293	$ 74,601,018	$ 4,441,862
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 2,862,600
Total Realized Gain (Loss)	(480,079)
Total Unrealized Gain (Loss)	(3,114,228)
Cost of Purchases	4,280,766
Proceeds of Sales	(2,455,921)
Amortization/Accretion	-
Transfers in to Level 3	3,348,724
Transfers out of Level 3	-
Ending Balance	$ 4,441,862
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2011	$ (3,187,628)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At June 30, 2011, the cost of investment securities for income tax purposes was $2,665,131,132. Net unrealized appreciation aggregated $381,641,041, of which $495,566,658 related to appreciated investment securities and $113,925,617 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Capital Development Fund
Class A

June 30, 2011

1.818363.106

DESIIN-QTLY-0811

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
CONSUMER DISCRETIONARY - 18.5%
Auto Components - 0.3%
TRW Automotive Holdings Corp. (a)	170,200	$ 10,046,906
Automobiles - 0.4%
Bajaj Auto Ltd.	250,000	7,882,030
Tesla Motors, Inc. (a)(d)	119,400	3,478,122
		11,360,152
Distributors - 0.2%
Silver Base Group Holdings Ltd.	6,791,000	7,007,644
Diversified Consumer Services - 0.5%
Regis Corp.	460,000	7,047,200
Stewart Enterprises, Inc. Class A	425,300	3,104,690
Xueda Education Group sponsored ADR	612,100	4,896,800
		15,048,690
Hotels, Restaurants & Leisure - 1.7%
Arcos Dorados Holdings, Inc.	279,200	5,888,328
Bravo Brio Restaurant Group, Inc.	113,800	2,780,134
Gourmet Master Co. Ltd.	284,000	2,564,022
Las Vegas Sands Corp. (a)	440,000	18,572,400
McDonald's Corp.	190,000	16,020,800
O'Charleys, Inc. (a)	100,000	731,000
Tim Hortons, Inc. (Canada)	100,000	4,882,829
		51,439,513
Internet & Catalog Retail - 1.9%
Amazon.com, Inc. (a)	75,100	15,357,199
Netflix, Inc. (a)	41,000	10,770,290
Ocado Group PLC (a)	42,500	124,344
Priceline.com, Inc. (a)	19,600	10,033,828
Start Today Co. Ltd.	938,100	18,728,341
		55,014,002
Leisure Equipment & Products - 0.6%
Bauer Performance Sports Ltd. (a)(e)	817,600	5,646,221
Eastman Kodak Co. (a)(d)	419,200	1,500,736
Hasbro, Inc.	238,600	10,481,698
		17,628,655
Media - 3.1%
ITV PLC (a)	8,000,000	9,180,028
Kabel Deutschland Holding AG (a)	299,741	18,431,890
News Corp. Class A	1,000,000	17,700,000
Omnicom Group, Inc.	100,000	4,816,000
Pandora Media, Inc.	100,000	1,891,000
Sirius XM Radio, Inc. (a)	5,000,000	10,950,000
The Walt Disney Co.	450,000	17,568,000
Viacom, Inc. Class B (non-vtg.)	254,600	12,984,600
		93,521,518
Multiline Retail - 1.1%
Dollar Tree, Inc. (a)	60,000	3,997,200
Dollarama, Inc.	471,000	15,955,589
Maoye International Holdings Ltd.	4,440,000	2,213,795

	Shares	Value
Marisa Lojas SA	600,000	$ 9,147,396
Springland International Holdings Ltd.	1,750,000	1,455,007
		32,768,987
Specialty Retail - 4.4%
Ascena Retail Group, Inc. (a)	100,000	3,405,000
AutoZone, Inc. (a)	40,000	11,794,000
Carphone Warehouse Group PLC	259,000	1,758,280
China ZhengTong Auto Services Holdings Ltd.	504,000	577,073
Christopher & Banks Corp.	500,000	2,875,000
Destination Maternity Corp.	333,100	6,655,338
Dick's Sporting Goods, Inc. (a)	80,000	3,076,000
Guess?, Inc.	221,000	9,295,260
Hengdeli Holdings Ltd.	7,862,000	4,152,385
I.T Ltd.	4,500,000	4,371,767
New York & Co., Inc. (a)	1,248,537	6,180,258
PT Ace Hardware Indonesia Tbk	1,680,500	592,727
Ross Stores, Inc.	357,485	28,641,698
Stein Mart, Inc.	300,000	2,892,000
SuperGroup PLC (a)	218,200	3,018,631
The Cato Corp. Class A (sub. vtg.)	200,000	5,760,000
Tiffany & Co., Inc.	100,000	7,852,000
TJX Companies, Inc.	526,500	27,657,045
		130,554,462
Textiles, Apparel & Luxury Goods - 4.3%
Arezzo Industria e Comercio SA	14,000	195,952
Bosideng International Holdings Ltd.	15,000,000	4,626,209
Christian Dior SA	105,000	16,522,543
Coach, Inc.	273,900	17,510,427
Daphne International Holdings Ltd.	3,000,000	2,675,491
Gildan Activewear, Inc.	100,000	3,524,471
lululemon athletica, Inc. (a)	30,000	3,354,600
Peak Sport Products Co. Ltd.	3,027,000	2,127,759
Phillips-Van Heusen Corp.	227,800	14,914,066
Polo Ralph Lauren Corp. Class A	89,500	11,868,595
R.G. Barry Corp.	167,882	1,893,709
Samsonite International SA	1,507,800	2,848,287
Steven Madden Ltd. (a)	267,903	10,049,042
Vera Bradley, Inc. (d)	223,762	8,547,708
VF Corp.	108,653	11,795,370
Warnaco Group, Inc. (a)	216,900	11,333,025
Yue Yuen Industrial (Holdings) Ltd.	1,000,000	3,174,093
		126,961,347
TOTAL CONSUMER DISCRETIONARY		551,351,876
CONSUMER STAPLES - 10.9%
Beverages - 1.9%
Anheuser-Busch InBev SA NV	83,846	4,866,709
Anheuser-Busch InBev SA NV (strip VVPR) (a)	160,000	928
Dr Pepper Snapple Group, Inc.	352,400	14,776,132
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
PepsiCo, Inc.	530,000	$ 37,327,900
United Breweries Ltd.	63,029	748,778
		57,720,447
Food & Staples Retailing - 1.3%
Droga Raia SA	91,000	1,515,598
Drogasil SA	775,200	5,288,502
Fresh Market, Inc. (d)	380,300	14,710,004
Walgreen Co.	400,000	16,984,000
		38,498,104
Food Products - 2.7%
BioExx Specialty Proteins Ltd. (a)	2,000,000	2,073,828
Diamond Foods, Inc. (d)	124,300	9,489,062
Fresh Del Monte Produce, Inc.	414,545	11,055,915
Green Mountain Coffee Roasters, Inc. (a)	268,500	23,966,310
Hormel Foods Corp.	100,000	2,981,000
Kraft Foods, Inc. Class A	290,000	10,216,700
Orion Corp.	10,000	4,273,664
The J.M. Smucker Co.	130,000	9,937,200
TreeHouse Foods, Inc. (a)	101,500	5,542,915
		79,536,594
Household Products - 1.7%
Colgate-Palmolive Co.	230,000	20,104,300
Procter & Gamble Co.	500,000	31,785,000
		51,889,300
Personal Products - 1.8%
Herbalife Ltd.	607,260	35,002,466
Nu Skin Enterprises, Inc. Class A (d)	470,500	17,667,275
		52,669,741
Tobacco - 1.5%
British American Tobacco PLC (United Kingdom)	200,000	8,770,042
Imperial Tobacco Group PLC	100,000	3,323,748
Lorillard, Inc.	120,000	13,064,400
Philip Morris International, Inc.	300,000	20,031,000
		45,189,190
TOTAL CONSUMER STAPLES		325,503,376
ENERGY - 10.6%
Energy Equipment & Services - 2.1%
Baker Hughes, Inc.	185,834	13,484,115
Halliburton Co.	598,100	30,503,100
Nabors Industries Ltd. (a)	272,800	6,721,792
Rowan Companies, Inc. (a)	142,900	5,545,949
Tuscany International Drilling, Inc. (a)	7,000,000	6,677,727
		62,932,683
Oil, Gas & Consumable Fuels - 8.5%
Anadarko Petroleum Corp.	170,500	13,087,580

	Shares	Value
Apache Corp.	215,600	$ 26,602,884
Bellatrix Exploration Ltd. (a)	2,229,700	10,496,514
Bellatrix Exploration Ltd. (a)(e)	790,000	3,718,996
Chevron Corp.	530,200	54,525,768
ConocoPhillips	155,700	11,707,083
Crestwood Midstream Partners LP	100,000	2,695,000
Crown Point Ventures Ltd. (a)(e)	419,300	821,731
Energy Partners Ltd. (a)(d)	841,100	12,456,691
Exxon Mobil Corp.	146,400	11,914,032
Frontier Oil Corp.	350,000	11,308,500
Hess Corp.	95,300	7,124,628
Madalena Ventures, Inc. (a)	7,144,000	4,222,397
Marathon Oil Corp.	573,800	30,227,784
Noble Energy, Inc.	38,100	3,414,903
Occidental Petroleum Corp.	271,500	28,246,860
PT Bumi Resources Tbk	19,050,000	6,552,516
Solazyme, Inc.	37,400	859,078
Williams Companies, Inc.	373,800	11,307,450
		251,290,395
TOTAL ENERGY		314,223,078
FINANCIALS - 9.6%
Capital Markets - 0.9%
Ameriprise Financial, Inc.	105,100	6,062,168
Evercore Partners, Inc. Class A	97,400	3,245,368
Franklin Resources, Inc.	100,000	13,129,000
Invesco Ltd.	208,300	4,874,220
		27,310,756
Commercial Banks - 2.3%
HDFC Bank Ltd.	114,785	6,494,023
HDFC Bank Ltd. sponsored ADR	20,000	3,527,800
Huntington Bancshares, Inc.	797,600	5,232,256
Regions Financial Corp.	700,000	4,340,000
SunTrust Banks, Inc.	200,000	5,160,000
SVB Financial Group (a)	70,000	4,179,700
Wells Fargo & Co.	1,383,950	38,833,637
		67,767,416
Consumer Finance - 0.2%
Capital One Financial Corp.	100,000	5,167,000
Diversified Financial Services - 3.0%
Citigroup, Inc.	1,658,160	69,045,780
JPMorgan Chase & Co.	500,600	20,494,564
		89,540,344
Insurance - 1.7%
Berkshire Hathaway, Inc. Class A (a)	66	7,662,930
Genworth Financial, Inc. Class A (a)	900,000	9,252,000
Intact Financial Corp. rights 1/31/12 (a)(e)	150,000	8,556,097
Lincoln National Corp.	413,400	11,777,766
Phoenix Group Holdings	464,227	4,541,006
Platinum Underwriters Holdings Ltd.	98,167	3,263,071
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Protective Life Corp.	146,200	$ 3,381,606
Qualicorp SA	225,000	2,147,524
		50,582,000
Real Estate Investment Trusts - 0.5%
CBL & Associates Properties, Inc.	639,258	11,589,748
HCP, Inc.	128,000	4,696,320
		16,286,068
Real Estate Management & Development - 0.9%
CB Richard Ellis Group, Inc. Class A (a)	217,400	5,458,914
DLF Ltd.	1,580,000	7,450,392
Global Logistic Properties Ltd.	1,653,000	2,772,271
Iguatemi Empresa de Shopping Centers SA	320,600	7,875,863
MI Developments, Inc. Class A	125,000	3,814,548
		27,371,988
Thrifts & Mortgage Finance - 0.1%
Housing Development Finance Corp. Ltd.	105,000	1,661,696
TOTAL FINANCIALS		285,687,268
HEALTH CARE - 14.4%
Biotechnology - 1.5%
Alexion Pharmaceuticals, Inc. (a)	115,112	5,413,717
AVEO Pharmaceuticals, Inc. (a)	1,300	26,793
AVEO Pharmaceuticals, Inc. (a)	404,600	8,338,806
Cubist Pharmaceuticals, Inc. (a)	65,000	2,339,350
Dynavax Technologies Corp. (a)	1,935,211	5,321,830
Gilead Sciences, Inc. (a)	397,000	16,439,770
ImmunoGen, Inc. (a)	164,623	2,006,754
Micromet, Inc. (a)	480,592	2,758,598
NPS Pharmaceuticals, Inc. (a)	28,900	273,105
ZIOPHARM Oncology, Inc. (a)	472,200	2,889,864
		45,808,587
Health Care Equipment & Supplies - 2.7%
Baxter International, Inc.	365,000	21,786,850
Boston Scientific Corp. (a)	819,800	5,664,818
C. R. Bard, Inc.	135,000	14,831,100
Covidien PLC	375,600	19,993,188
Insulet Corp. (a)	100,000	2,217,000
Sirona Dental Systems, Inc. (a)	230,000	12,213,000
Symmetry Medical, Inc. (a)	250,000	2,242,500
		78,948,456
Health Care Providers & Services - 3.6%
Accretive Health, Inc. (a)	50,000	1,439,500
Hanger Orthopedic Group, Inc. (a)	1,009,450	24,701,242
Humana, Inc.	100,000	8,054,000
McKesson Corp.	426,500	35,676,725
Medco Health Solutions, Inc. (a)	425,600	24,054,912

	Shares	Value
Quest Diagnostics, Inc.	30,000	$ 1,773,000
UnitedHealth Group, Inc.	200,000	10,316,000
		106,015,379
Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc. (a)	260,000	13,288,600
QIAGEN NV (a)	200,000	3,804,000
Thermo Fisher Scientific, Inc. (a)	140,000	9,014,600
		26,107,200
Pharmaceuticals - 5.7%
Abbott Laboratories	550,000	28,941,000
GlaxoSmithKline PLC sponsored ADR	220,000	9,438,000
Hospira, Inc. (a)	54,300	3,076,638
Johnson & Johnson	250,000	16,630,000
Merck & Co., Inc.	524,000	18,491,960
Novartis AG sponsored ADR	60,000	3,666,600
Pfizer, Inc.	2,510,000	51,706,000
PT Kalbe Farma Tbk	10,000,000	3,935,183
Shire PLC	300,000	9,379,709
Valeant Pharmaceuticals International, Inc. (Canada)	498,790	25,937,701
		171,202,791
TOTAL HEALTH CARE		428,082,413
INDUSTRIALS - 8.9%
Aerospace & Defense - 4.1%
Esterline Technologies Corp. (a)	269,700	20,605,080
Goodrich Corp.	128,700	12,290,850
Honeywell International, Inc.	467,567	27,862,318
Precision Castparts Corp.	94,400	15,542,960
Textron, Inc.	410,200	9,684,822
Ultra Electronics Holdings PLC	120,000	3,304,810
United Technologies Corp.	372,000	32,925,720
		122,216,560
Airlines - 0.4%
Delta Air Lines, Inc. (a)	934,500	8,569,365
United Continental Holdings, Inc. (a)	209,500	4,740,985
		13,310,350
Building Products - 0.4%
Armstrong World Industries, Inc.	100,000	4,556,000
Owens Corning (a)	166,900	6,233,715
		10,789,715
Commercial Services & Supplies - 0.4%
KAR Auction Services, Inc. (a)	37,693	712,775
United Stationers, Inc.	361,400	12,804,402
		13,517,177
Construction & Engineering - 0.8%
EMCOR Group, Inc. (a)	308,400	9,039,204
Furmanite Corp. (a)	952,500	7,562,850
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - continued
Jacobs Engineering Group, Inc. (a)	98,600	$ 4,264,450
MYR Group, Inc. (a)	120,000	2,808,000
		23,674,504
Electrical Equipment - 0.5%
3W Power Holdings SA warrants 9/1/12 (a)	1,105,000	160,258
Fushi Copperweld, Inc. (a)	403,500	2,312,055
GrafTech International Ltd. (a)	221,900	4,497,913
Polypore International, Inc. (a)	100,000	6,784,000
		13,754,226
Industrial Conglomerates - 0.1%
Max India Ltd. (a)	800,000	3,286,579
Machinery - 0.9%
Danaher Corp.	21,900	1,160,481
Hexagon AB (B Shares)	300,000	7,390,424
Jain Irrigation Systems Ltd.	301,378	1,150,342
Pall Corp.	299,000	16,812,770
		26,514,017
Professional Services - 0.4%
Nielsen Holdings B.V. (a)	284,400	8,861,904
SFN Group, Inc. (a)	200,000	1,818,000
		10,679,904
Road & Rail - 0.7%
Union Pacific Corp.	211,700	22,101,480
Trading Companies & Distributors - 0.2%
Interline Brands, Inc. (a)	325,008	5,970,397
TOTAL INDUSTRIALS		265,814,909
INFORMATION TECHNOLOGY - 17.2%
Communications Equipment - 0.9%
DG FastChannel, Inc. (a)	281,400	9,018,870
F5 Networks, Inc. (a)	25,000	2,756,250
Juniper Networks, Inc. (a)	88,000	2,772,000
QUALCOMM, Inc.	200,000	11,358,000
		25,905,120
Computers & Peripherals - 2.8%
Apple, Inc. (a)	100,300	33,667,701
Hewlett-Packard Co.	1,000,000	36,400,000
SanDisk Corp. (a)	300,000	12,450,000
		82,517,701
Electronic Equipment & Components - 0.8%
Corning, Inc.	654,100	11,871,915
Jabil Circuit, Inc.	175,700	3,549,140
SYNNEX Corp. (a)	205,362	6,509,975
Vishay Precision Group, Inc. (a)	100,000	1,688,000
		23,619,030

	Shares	Value
Internet Software & Services - 2.1%
Google, Inc. Class A (a)	37,700	$ 19,090,526
Mail.ru Group Ltd. GDR (a)(e)	241,200	8,012,664
Open Text Corp. (a)	182,500	11,700,513
Rackspace Hosting, Inc. (a)(d)	233,600	9,984,064
Support.com, Inc. (a)	857,200	4,114,560
Velti PLC (a)	378,800	6,405,508
Yandex NV	138,200	4,907,482
		64,215,317
IT Services - 3.3%
Cardtronics, Inc. (a)	229,100	5,372,395
Cognizant Technology Solutions Corp. Class A (a)	180,500	13,237,870
Convergys Corp. (a)	238,100	3,247,684
International Business Machines Corp.	224,400	38,495,820
MasterCard, Inc. Class A	41,000	12,354,940
ServiceSource International, Inc. (d)	67,500	1,499,850
Unisys Corp. (a)	218,443	5,613,985
Visa, Inc. Class A	220,000	18,537,200
		98,359,744
Semiconductors & Semiconductor Equipment - 3.1%
Alpha & Omega Semiconductor Ltd. (a)	200,000	2,650,000
ARM Holdings PLC	2,803,500	26,362,194
ARM Holdings PLC sponsored ADR	1,450,000	41,223,500
Dialog Semiconductor PLC (a)(d)	381,000	6,940,208
GT Solar International, Inc. (a)	200,000	3,240,000
Kulicke & Soffa Industries, Inc. (a)	476,200	5,304,868
NVIDIA Corp. (a)	505,458	8,054,473
		93,775,243
Software - 4.2%
Autonomy Corp. PLC (a)	562,500	15,410,049
BMC Software, Inc. (a)	231,100	12,641,170
Citrix Systems, Inc. (a)	123,600	9,888,000
Longtop Financial Technologies Ltd. ADR (a)	85,101	161,096
MICROS Systems, Inc. (a)	280,400	13,938,684
Microsoft Corp.	190,500	4,953,000
Oracle Corp.	747,600	24,603,516
Rovi Corp. (a)	85,700	4,915,752
salesforce.com, Inc. (a)	70,100	10,443,498
Solera Holdings, Inc.	366,900	21,705,804
Taleo Corp. Class A (a)	99,300	3,677,079
VMware, Inc. Class A (a)	20,000	2,004,600
		124,342,248
TOTAL INFORMATION TECHNOLOGY		512,734,403
MATERIALS - 6.7%
Chemicals - 1.7%
Agrium, Inc.	130,000	11,416,114
Ashland, Inc.	203,900	13,176,018
CF Industries Holdings, Inc.	51,000	7,225,170
Huabao International Holdings Ltd.	2,074,000	1,886,969
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Neo Material Technologies, Inc. (a)	632,500	$ 6,086,271
Rockwood Holdings, Inc. (a)	200,000	11,058,000
		50,848,542
Containers & Packaging - 0.2%
Lock & Lock Co. Ltd.	187,020	7,598,234
Metals & Mining - 4.8%
Agnico-Eagle Mines Ltd. (Canada)	100,000	6,323,102
Allied Nevada Gold Corp. (a)	120,000	4,244,400
B2Gold Corp. (a)	550,000	1,859,187
Barrick Gold Corp.	321,300	14,589,099
Bumi PLC	164,673	3,065,691
Carpenter Technology Corp.	185,300	10,688,104
Coeur d'Alene Mines Corp. (a)	213,946	5,190,330
Compania de Minas Buenaventura SA sponsored ADR	58,000	2,202,840
Compass Minerals International, Inc.	96,000	8,262,720
Endeavour Silver Corp. (a)(e)	1,000,000	8,419,743
Gold Resource Corp. (d)	200,000	4,986,000
Goldcorp, Inc.	180,000	8,706,968
Grande Cache Coal Corp. (a)	406,927	3,708,926
Lake Shore Gold Corp. (a)(e)	1,000,000	2,913,729
Newcrest Mining Ltd.	659,787	26,684,409
Noranda Income Fund Class A priority units (a)	300,000	1,452,717
Sabina Gold & Silver Corp. (a)	2,180,000	13,336,790
Silver Standard Resources, Inc. (a)	213,300	5,692,978
Silver Wheaton Corp.	291,700	9,627,552
		141,955,285
TOTAL MATERIALS		200,402,061
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 1.8%
AT&T, Inc.	570,000	17,903,700
CenturyLink, Inc.	391,539	15,829,922
Hawaiian Telcom Holdco, Inc. (a)	350,000	8,925,000
Iliad SA	26,736	3,587,871
Telenor ASA	100,000	1,637,810
Verizon Communications, Inc.	142,600	5,308,998
		53,193,301
Wireless Telecommunication Services - 0.2%
Sprint Nextel Corp. (a)	1,000,000	5,390,000
TOTAL TELECOMMUNICATION SERVICES		58,583,301
UTILITIES - 0.5%
Electric Utilities - 0.4%
PPL Corp.	408,100	11,357,423

	Shares	Value
Gas Utilities - 0.1%
ONEOK, Inc.	50,000	$ 3,700,500
TOTAL UTILITIES		15,057,923
TOTAL COMMON STOCKS (Cost $2,573,541,446)		2,957,440,608
Preferred Stocks - 1.1%

Convertible Preferred Stocks - 0.1%
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Merrimack Pharmaceuticals, Inc. Series G (f)	611,538	4,280,766
Nonconvertible Preferred Stocks - 1.0%
CONSUMER DISCRETIONARY - 1.0%
Automobiles - 1.0%
Porsche Automobil Holding SE (Germany)	196,957	15,624,877
Volkswagen AG	63,300	13,068,298
		28,693,175
TOTAL PREFERRED STOCKS (Cost $26,984,814)		32,973,941
Money Market Funds - 1.9%

Fidelity Cash Central Fund, 0.11% (b)	21,678,424	21,678,424
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	34,679,200	34,679,200
TOTAL MONEY MARKET FUNDS (Cost $56,357,624)		56,357,624
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $2,656,883,884)		3,046,772,173
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(68,253,984)
NET ASSETS - 100%		$ 2,978,518,189
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $38,089,181 or 1.3% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,280,766 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Merrimack Pharmaceuticals, Inc. Series G	3/31/11	$ 4,280,766
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 19,960
Fidelity Securities Lending Cash Central Fund	541,427
Total	$ 561,387
Other Information

The following is a summary of the inputs used, as of June 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 580,045,051	$ 561,316,710	$ 18,728,341	$ -
Consumer Staples	325,503,376	311,866,625	13,636,751	-
Energy	314,223,078	314,223,078	-	-
Financials	285,687,268	279,193,245	6,494,023	-
Health Care	432,363,179	418,702,704	9,379,709	4,280,766
Industrials	265,814,909	265,814,909	-	-
Information Technology	512,734,403	486,211,113	26,362,194	161,096
Materials	200,402,061	200,402,061	-	-
Telecommunication Services	58,583,301	58,583,301	-	-
Utilities	15,057,923	15,057,923	-	-
Money Market Funds	56,357,624	56,357,624	-	-
Total Investments in Securities:	$ 3,046,772,173	$ 2,967,729,293	$ 74,601,018	$ 4,441,862
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 2,862,600
Total Realized Gain (Loss)	(480,079)
Total Unrealized Gain (Loss)	(3,114,228)
Cost of Purchases	4,280,766
Proceeds of Sales	(2,455,921)
Amortization/Accretion	-
Transfers in to Level 3	3,348,724
Transfers out of Level 3	-
Ending Balance	$ 4,441,862
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2011	$ (3,187,628)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At June 30, 2011, the cost of investment securities for income tax purposes was $2,665,131,132. Net unrealized appreciation aggregated $381,641,041, of which $495,566,658 related to appreciated investment securities and $113,925,617 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Destiny Portfolios' (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Destiny Portfolios

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 29, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 29, 2011